[GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds


                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                                ADVISER'S REPORT

April 6, 2001

Dear Fellow Shareholder:

As your Funds' adviser, Numeric Investors L.P.(R) is pleased to report the semi-annual results for the N/I NUMERIC investors FAMILY OF FUNDS (the "Funds") for the six months ended February 28, 2001.

The market has been volatile recently, with most equity market indices down severely during the six-month period ended February 28, 2001. The rocky investment terrain led to negative absolute returns for all of the Funds except for the Small Cap Value Fund, which returned +19.24% for the six-month period. The strong performance of small cap value stocks over the past year is a striking reversal of the market's disdain for these stocks and appetite for high price-earnings growth stocks just a year ago.

From a RELATIVE return perspective, the Funds' results were more positive, as both the Micro Cap Fund and the Small Cap Value Fund continued to produce solid alpha (excess return over their benchmarks). As investors drove growth stocks lower in late 2000 and early 2001, the Growth Fund gave up some of its positive relative performance from the prior six months ended August 31, 2000. Still, the Growth Fund remains ahead of its benchmark for the twelve months ended February 28, 2001. The Mid Cap Fund continued to struggle relative to its benchmark during the most recent six-month period.

MARKET ENVIRONMENT -- AUGUST 2000 THROUGH FEBRUARY 2001

WRECK OF THE GROWTH STYLE TITANIC

In the surging "New Economy" market of 1999, investors sought growth at any price, producing the strongest preference for growth stocks over value stocks since market analysts began tracking returns for the two investment styles more than twenty years ago. As shown in Chart 1, the twelve-month spread in returns between the Russell 3000 Growth and Value Indices was more than 30% in favor of the Growth Index late in early 2000. (We use the Russell 3000 Index to make style comparisons because this universe of 3000 companies includes the full range of stocks, and then some, available to the four Funds.) This twelve-month spread in style returns reflected the extraordinary but narrow success of "New Economy" stocks, while much of the rest of the market (especially "Old Economy" stocks) declined. During this period, growth stocks trounced value stocks month after month and by a wide margin, with the thrust of a mighty ocean liner slicing through calm seas. In early March 2000, however, growth stocks struck an iceberg and sank abruptly, as the market confronted the chilling reality that many of these companies would never produce earnings but had market capitalizations of many billions of dollars. Both in absolute terms and relative to value stocks, the twelve months from March 2000 through February 2001 have been a disaster for growth stocks. As Chart 1 shows, the spread between the Russell 3000 style indices swung brutally in favor of Value during that period. The return of the Russell 3000 Growth Index was -31.9% versus +16.9% for the Russell 3000 Value Index, for the twelve months ending February 2001.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     CHART 1

              MONTHLY DIFFERENCE IN 12-MONTH ROLLING TOTAL RETURNS BETWEEN RUSSELL 3000 GROWTH AND VALUE INDICES (CAP WEIGHTED)

Date as of February 28, 2001

Jan-80                     9.78
Feb-80                    12.47
Mar-80                      7.1
Apr-80                     6.25
May-80                     5.42
Jun-80                     9.07
Jul-80                    14.64
Aug-80                    13.24
Sep-80                    17.97
Oct-80                    21.16
Nov-80                    23.97
Dec-80                    16.22
Jan-81                     4.43
Feb-81                     2.96
Mar-81                     5.66
Apr-81                     2.61
May-81                     5.34
Jun-81                    -1.52
Jul-81                    -3.38
Aug-81                    -6.39
Sep-81                   -11.21
Oct-81                   -10.41
Nov-81                   -15.33
Dec-81                   -13.58
Jan-82                    -8.19
Feb-82                    -9.73
Mar-82                   -10.66
Apr-82                    -6.69
May-82                    -8.63
Jun-82                    -5.39
Jul-82                    -5.38
Aug-82                    -6.23
Sep-82                    -2.76
Oct-82                    -6.09
Nov-82                    -0.24
Dec-82                    -0.31
Jan-83                    -1.52
Feb-83                     4.86
Mar-83                     6.66
Apr-83                     1.75
May-83                     4.47
Jun-83                    10.08
Jul-83                     2.01
Aug-83                     0.25
Sep-83                    -1.74
Oct-83                    -7.61
Nov-83                      -13
Dec-83                   -12.95
Jan-84                   -18.58
Feb-84                   -21.03
Mar-84                   -18.84
Apr-84                   -16.24
May-84                   -15.26
Jun-84                   -15.87
Jul-84                   -13.34
Aug-84                   -11.36
Sep-84                   -14.64
Oct-84                   -10.91
Nov-84                   -12.33
Dec-84                   -12.03
Jan-85                    -3.04
Feb-85                    -1.19
Mar-85                     -3.1
Apr-85                    -6.21
May-85                    -6.37
Jun-85                    -9.56
Jul-85                     -8.6
Aug-85                    -9.22
Sep-85                    -5.04
Oct-85                    -6.59
Nov-85                    -0.76
Dec-85                     1.22
Jan-86                    -1.98
Feb-86                    -1.39
Mar-86                     2.14
Apr-86                     8.88
May-86                      9.6
Jun-86                    10.97
Jul-86                     6.42
Aug-86                     2.33
Sep-86                    -2.16
Oct-86                    -0.36
Nov-86                    -3.61
Dec-86                    -4.52
Jan-87                     -1.4
Feb-87                     3.74
Mar-87                     1.12
Apr-87                    -2.65
May-87                    -2.63
Jun-87                    -3.95
Jul-87                     0.01
Aug-87                     6.83
Sep-87                    10.95
Oct-87                     3.11
Nov-87                     0.98
Dec-87                     4.05
Jan-88                    -4.41
Feb-88                     -7.8
Mar-88                    -7.93
Apr-88                    -8.54
May-88                   -10.74
Jun-88                   -10.03
Jul-88                   -11.56
Aug-88                   -12.96
Sep-88                   -11.66
Oct-88                   -10.94
Nov-88                   -10.06
Dec-88                   -11.63
Jan-89                    -4.34
Feb-89                       -6
Mar-89                    -4.61
Apr-89                    -1.22
May-89                     1.68
Jun-89                     0.12
Jul-89                     6.22
Aug-89                     8.03
Sep-89                     7.44
Oct-89                      9.8
Nov-89                    12.86
Dec-89                    10.46
Jan-90                     6.68
Feb-90                        6
Mar-90                     9.03
Apr-90                     9.17
May-90                    11.27
Jun-90                    15.39
Jul-90                    10.92
Aug-90                     9.43
Sep-90                     7.15
Oct-90                     7.27
Nov-90                     6.31
Dec-90                     7.53
Jan-91                    11.39
Feb-91                    15.17
Mar-91                    14.65
Apr-91                    10.65
May-91                     8.64
Jun-91                     4.17
Jul-91                     5.82
Aug-91                     9.72
Sep-91                     9.79
Oct-91                     7.76
Nov-91                    10.05
Dec-91                    16.25
Jan-92                    11.39
Feb-92                     6.52
Mar-92                     1.88
Apr-92                    -0.68
May-92                    -1.36
Jun-92                    -2.91
Jul-92                    -3.65
Aug-92                     -3.3
Sep-92                    -2.57
Oct-92                    -1.12
Nov-92                    -2.82
Dec-92                    -9.68
Jan-93                    -11.5
Feb-93                   -14.43
Mar-93                   -14.53
Apr-93                    -12.9
May-93                   -11.48
Jun-93                   -12.87
Jul-93                   -15.96
Aug-93                   -18.28
Sep-93                   -18.74
Oct-93                    -17.4
Nov-93                    -16.4
Dec-93                   -14.96
Jan-94                   -12.24
Feb-94                    -4.69
Mar-94                    -4.57
Apr-94                    -3.39
May-94                    -4.78
Jun-94                    -2.35
Jul-94                     0.68
Aug-94                     2.93
Sep-94                     5.64
Oct-94                     4.17
Nov-94                      3.7
Dec-94                     4.15
Jan-95                     4.52
Feb-95                     3.59
Mar-95                     6.22
Apr-95                     6.74
May-95                     5.91
Jun-95                    10.23
Jul-95                    11.27
Aug-95                     6.05
Sep-95                     5.09
Oct-95                     4.57
Nov-95                     2.54
Dec-95                    -0.46
Jan-96                     0.93
Feb-96                     2.18
Mar-96                    -0.88
Apr-96                      3.7
May-96                     7.48
Jun-96                     3.39
Jul-96                    -1.16
Aug-96                     0.42
Sep-96                     2.99
Oct-96                    -2.14
Nov-96                    -0.98
Dec-96                     0.28
Jan-97                     2.69
Feb-97                    -2.07
Mar-97                    -2.82
Apr-97                    -3.57
May-97                    -4.14
Jun-97                    -4.15
Jul-97                      1.1
Aug-97                    -1.85
Sep-97                    -7.23
Oct-97                    -3.95
Nov-97                    -4.46
Dec-97                    -6.09
Jan-98                    -3.24
Feb-98                     1.24
Mar-98                     1.86
Apr-98                    -0.04
May-98                    -4.59
Jun-98                     1.64
Jul-98                     1.23
Aug-98                     2.32
Sep-98                      5.3
Oct-98                      7.8
Nov-98                    12.06
Dec-98                    21.52
Jan-99                    23.41
Feb-99                     16.4
Mar-99                    21.83
Apr-99                    12.28
May-99                    11.83
Jun-99                    11.19
Jul-99                     9.54
Aug-99                    19.23
Sep-99                    17.03
Oct-99                    18.63
Nov-99                    22.02
Dec-99                    27.17
Jan-00                    18.29
Feb-00                    37.37
Mar-00                    28.96
Apr-00                    31.17
May-00                     26.3
Jun-00                    34.24
Jul-00                    28.51
Aug-00                    29.08
Sep-00                    14.52
Oct-00                     3.49
Nov-00                    -14.9
Dec-00                   -30.45
1-Jan                    -25.28
1-Feb                    -48.76

SOURCE: THE FRANK RUSSELL COMPANY

Chart 2, below, compares the cumulative performance of the Russell 3000 Growth and Value Indices from January 1998 through February 2001, roughly covering the period of the "New Economy" mania and its immediate aftermath. At its peak in early 2000, the return of the Russell 3000 Growth Index was almost five times the return of the Value Index, since the end of 1997. By the end of February 2001 however, the cumulative returns of the Growth Index had fallen below those of the Value Index, thus reversing the gaping differential in favor of Growth that peaked in March 2000. As value stocks persistently outperformed growth stocks from March 2000 to February 2001, the superior returns to "New Economy" stocks evaporated.


                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     CHART 2

                      RUSSELL 3000 GROWTH AND VALUE INDICES
           CUMULATIVE PERFORMANCE JANUARY 1998 THROUGH FEBRUARY 2001


                         Russell 3000             Russell 3000
                         Growth Index             Value Index
Jan-98                         2.57                   -1.45
Feb-98                        10.41                    5.11
Mar-98                        14.83                   11.33
Apr-98                        16.34                   12.06
May-98                        12.56                   10.18
Jun-98                        18.94                    11.4
Jul-98                        17.34                    8.83
Aug-98                        -1.05                   -7.44
Sep-98                         6.74                   -2.13
Oct-98                        15.08                    5.06
Nov-98                        23.85                    9.79
Dec-98                        35.02                    13.5
Jan-99                        42.81                   14.13
Feb-99                         35.8                   12.05
Mar-99                        42.79                   14.13
Apr-99                        43.83                   24.78
May-99                        39.76                   23.77
Jun-99                        49.36                   27.43
Jul-99                        44.62                   23.74
Aug-99                        46.42                   19.16
Sep-99                        43.74                   15.13
Oct-99                         54.1                   21.11
Nov-99                        62.94                   20.26
Dec-99                        80.69                   21.05
Jan-00                         72.7                   17.15
Feb-00                        83.49                    9.52
Mar-00                        93.86                   21.91
Apr-00                        83.89                   20.63
May-00                        74.16                   21.69
Jun-00                        87.98                   16.74
Jul-00                        79.57                   18.37
Aug-00                           96                   24.87
Sep-00                        78.05                   25.89
Oct-00                         69.2                   28.75
Nov-00                        43.88                   24.11
Dec-00                        40.18                   30.78
1-Jan                         49.87                   31.28
1-Feb                         24.77                   27.87

SOURCE: THE FRANK RUSSELL COMPANY

In our opinion, the strong absolute performance of our Small Cap Value Fund over the past twelve months reflects both the market's swing toward value stocks and the excellent performance of our FAIR VALUE model during this period. It is not without irony that the Small Cap Value Fund was the only Fund to post strongly positive returns in this difficult market. We believe that much of the Small Cap Value Fund's admirable performance is attributable to the market's drastic undervaluation of small cap value stocks a year ago, at the peak of "New Economy" investing. By buying what no one wanted a year ago ("OLD ECONOMY" stocks), the Small Cap Value Fund has generated a 55.66% absolute return for the past twelve months, beating its benchmark by 33.69%.

We believe that the kernel of wisdom to take from this observation is that when the market swings far enough in one direction, it often proves profitable to go the other way. With this in mind, we view the precipitous decline in growth stocks over the last twelve months as an indication that these stocks are a much better value today than they were a year ago, when investors were snatching them up at almost any price. Rather than being put off by the dreadful returns of growth stocks recently, we believe investors might be better served to view the current situation as a buying opportunity in the making.


                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     CHART 3

                  FORECAST P/E RATIOS OF THE RUSSELL 3000 INDEX
              RUSSELL 3000 GROWTH VS VALUE INDICES THROUGH FEB-01

                        Russell 3000            Russell 3000
                        Growth Index            Value Index
Mar-79                        9.3                  6.4
Jun-79                        9.1                    6
Sep-79                        9.3                  6.3
Dec-79                        9.4                  6.1
Mar-80                        8.2                  5.5
Jun-80                        8.7                  6.2
Sep-80                         10                  6.6
Dec-80                         11                  6.8
Mar-81                       10.4                  6.5
Jun-81                       10.2                  6.5
Sep-81                        8.2                  5.4
Dec-81                        9.1                    6
Mar-82                        7.9                  5.5
Jun-82                        8.3                  5.8
Sep-82                        9.2                  6.4
Dec-82                       11.7                  7.7
Mar-83                       12.5                  7.9
Jun-83                       14.3                    9
Sep-83                       12.8                  8.4
Dec-83                       12.6                  8.3
Mar-84                       10.8                  7.5
Jun-84                       10.8                  7.1
Sep-84                       10.7                  7.4
Dec-84                         11                  7.8
Mar-85                       11.7                  8.1
Jun-85                       12.8                    9
Sep-85                       11.7                  8.3
Dec-85                         14                  9.7
Mar-86                       15.2                 10.7
Jun-86                       16.4                 11.5
Sep-86                       13.8                 10.7
Dec-86                       14.8                 11.1
Jan-87                       15.7                 11.5
Feb-87                       16.8                 11.8
Mar-87                         17                 12.2
Apr-87                       16.4                   12
May-87                       15.8                 11.8
Jun-87                         18                 12.2
Jul-87                       17.6                 12.1
Aug-87                       18.1                 12.6
Sep-87                       17.6                 12.3
Oct-87                       13.2                  9.7
Nov-87                       12.2                  9.2
Dec-87                       13.6                  9.5
Jan-88                       12.8                  9.5
Feb-88                       13.5                  9.8
Mar-88                       12.9                  9.6
Apr-88                       12.9                  9.7
May-88                       12.2                  9.5
Jun-88                       13.3                  9.7
Jul-88                       12.3                  9.3
Aug-88                       11.7                    9
Sep-88                       12.2                  9.2
Oct-88                       12.4                  9.4
Nov-88                         12                  9.1
Dec-88                       12.4                  9.2
Jan-89                       12.6                  9.2
Feb-89                       12.2                  9.1
Mar-89                       12.4                  9.2
Apr-89                       13.1                  9.6
May-89                       13.7                   10
Jun-89                       13.8                  9.8
Jul-89                       14.7                 10.1
Aug-89                       14.8                 10.4
Sep-89                       14.9                 10.4
Oct-89                       14.7                 10.4
Nov-89                       14.8                 10.7
Dec-89                       15.3                   11
Jan-90                       13.6                  9.7
Feb-90                       13.7                 10.1
Mar-90                       14.2                 10.4
Apr-90                         14                 10.1
May-90                       15.2                 11.1
Jun-90                       16.2                 10.6
Jul-90                         15                 10.1
Aug-90                       13.5                  9.3
Sep-90                       12.8                    9
Oct-90                       12.9                  9.1
Nov-90                       13.8                   10
Dec-90                       14.4                 10.5
Jan-91                       14.4                 10.6
Feb-91                       15.6                 11.8
Mar-91                       16.3                 12.3
Apr-91                       16.3                 12.7
May-91                         17                 13.3
Jun-91                       16.4                   13
Jul-91                       16.3                 12.4
Aug-91                       16.9                 12.8
Sep-91                       16.7                 12.9
Oct-91                         17                 13.3
Nov-91                       16.6                 12.9
Dec-91                       18.9                   14
Jan-92                       17.5                   13
Feb-92                       17.7                 13.6
Mar-92                       17.2                 13.4
Apr-92                       17.2                 13.9
May-92                       16.2                 13.9
Jun-92                       17.2                 13.6
Jul-92                       16.8                   13
Aug-92                       16.6                 12.8
Sep-92                       16.7                   13
Oct-92                       17.1                 13.2
Nov-92                       17.9                   14
Dec-92                         18                 14.5
Jan-93                         17                 13.5
Feb-93                       16.4                 14.2
Mar-93                         17                 14.6
Apr-93                       16.6                 14.5
May-93                       17.2                 14.3
Jun-93                       17.5                 14.2
Jul-93                       16.3                 13.6
Aug-93                         17                 14.1
Sep-93                       16.9                 14.2
Oct-93                       17.5                 14.2
Nov-93                       17.3                 13.8
Dec-93                       17.6                   14
Jan-94                       17.1                 13.4
Feb-94                       16.8                   13
Mar-94                       15.9                 12.5
Apr-94                         16                 12.6
May-94                       16.1                 12.7
Jun-94                       15.9                 12.2
Jul-94                       15.5                 11.7
Aug-94                       16.3                 11.9
Sep-94                       16.1                 11.6
Oct-94                       16.3                 11.6
Nov-94                       15.7                 10.9
Dec-94                       15.9                 11.1
Jan-95                         15                 10.6
Feb-95                       15.7                 10.9
Mar-95                       16.1                 11.1
Apr-95                       16.4                 11.3
May-95                       16.7                 11.5
Jun-95                         17                 11.8
Jul-95                       17.1                 11.5
Aug-95                       16.9                 11.7
Sep-95                       17.7                 12.1
Oct-95                       17.6                 11.9
Nov-95                       18.3                 12.5
Dec-95                       18.4                 12.8
Jan-96                         18                 12.6
Feb-96                       18.3                 12.7
Mar-96                       18.6                   13
Apr-96                       19.2                 13.2
May-96                       19.6                 13.2
Jun-96                       21.1                 13.2
Jul-96                       18.4                 12.1
Aug-96                         19                 12.4
Sep-96                       20.5                 12.9
Oct-96                       20.5                 13.3
Nov-96                       21.6                 14.2
Dec-96                       21.4                   14
Jan-97                       21.1                   14
Feb-97                       20.7                   14
Mar-97                       19.6                 13.7
Apr-97                       20.7                 14.2
May-97                       22.1                 14.6
Jun-97                       23.4                 15.4
Jul-97                       23.2                 15.9
Aug-97                       22.2                 15.3
Sep-97                         23                 16.1
Oct-97                       22.6                 15.7
Nov-97                       23.4                 16.3
Dec-97                       23.9                 16.8
Jan-98                       22.9                 15.6
Feb-98                       24.8                   17
Mar-98                       26.5                   18
Apr-98                         27                 18.2
May-98                         26                   18
Jun-98                       29.2                 17.9
Jul-98                       26.9                 16.9
Aug-98                       22.7                 14.4
Sep-98                       24.8                 15.5
Oct-98                       26.9                   17
Nov-98                       28.9                 18.1
Dec-98                       31.3                 18.7
Jan-99                       31.2                 17.8
Feb-99                       29.3                 17.6
Mar-99                       30.7                   18
Apr-99                       31.1                 19.4
May-99                       30.4                 18.7
Jun-99                       35.9                 19.6
Jul-99                       33.2                 17.7
Aug-99                       33.4                 16.8
Sep-99                       32.8                 16.3
Oct-99                       35.1                 17.2
Nov-99                       37.1                 17.1
Dec-99                       40.6                 17.2
Jan-00                       37.5                 15.5
Feb-00                       39.4                 14.6
Mar-00                       40.7                 16.1
Apr-00                       39.4                 15.6
May-00                       36.9                 15.8
Jun-00                       51.9                 15.6
Jul-00                       41.8                 15.1
Aug-00                       47.9                 15.7
Sep-00                       43.7                 16.2
Oct-00                       41.6                 16.8
Nov-00                       35.3                 16.3
Dec-00                       35.2                 17.5
1-Jan                        36.6                 17.1
1-Feb                        31.5                 16.9

SOURCE: THE FRANK RUSSELL COMPANY

Chart 3, above, tracks the forecast price-earnings ratios of the Russell 3000 Growth and Value Indices over the last 22+ years. It clearly shows that a Growth bubble developed in 1999 and early 2000, and that the bubble has now partially (but not entirely) deflated. In our opinion, both growth and value stocks are now in a more normal valuation range than we saw throughout 1999 and early 2000. (Of course, one cautionary note to this analysis is that forecast price-earnings ratios are based on uncertain earnings FORECASTS, and we have recently seen earnings forecasts plummet across many industries, with technology companies showing particular weakness.) Thus the apparent price-earnings ratios of the Indices are understated, because ACTUAL earnings will likely be reported below current forecasts.

THE ECONOMY HITS AN ICEBERG TOO

By most accounts, the U.S. economy, like the market, also hit an iceberg in late 2000 or early 2001. Just as most of an iceberg is below the surface of the water, many worrisome economic observations were invisible to investors during the euphoric period of "New Economy" investing. In our view, it was only after the economy struck the iceberg that market participants became aware that the economy's hidden dangers were so widespread. Today's investors are concerned about excess capacity in the information technology industries, excess indebtedness by individuals and companies alike, understated labor costs (through the use of stock options), and flaky accounting for the true cost of mergers. Perhaps the poster child for investors' changed perception is Cisco Systems. A year ago, this was the second largest stock in the world with a market capitalization of more than $1/2 TRILLION. Today, many of the aforementioned concerns have caused investors to reduce the value of this stock by more than 80% from its peak. What were investors missing a year ago?

The stock market decline since March 2000 has eliminated trillions of dollars in investor wealth, energy prices have soared, inventories have piled up, manufacturing has fallen to its lowest levels in ten years, job growth has slowed dramatically, and technology spending has plunged. The GDP growth rate, which had reached 8.3% as recently as the fourth quarter of 1999, shrunk to 1.0% for the fourth quarter of 2000. Looking forward, ISI Group (a New York based investment and economic advisory firm) estimates a GDP growth rate of 1.0% for the first quarter of 2001 and zero for the second and third quarters of 2001. The sudden economic downturn has given rise to a spate of negative revisions of earnings estimates for this year and next, causing problems for our trend-following ESTREND(TM) model. At the same time, the downturn has worked In favor of our FAIR VALUE model by reducing lofty "New Economy" company valuations that appear to us to have been based on assumptions of continued economic nirvana.

FUND RETURNS THROUGH FEBRUARY 28, 2001

Fund returns reflect both the dramatic drop in the market for growth stocks together with the success (or lack thereof) of our stock selection models. FAIR VALUE was exceptionally productive for all of our strategies during the most recent six months but ESTREND(TM) was extremely counterproductive, especially in larger and midcap stocks. Such larger stocks haVe exposure to the broad economy that causes them to respond to changes in economic expectations even before analysts can incorporate these changes in their stock-by-stock earnings forecasts.

The six-month return through February 28, 2001 for the N/I MICRO CAP FUND was -22.04%, compared to its benchmark, the Russell 2000 Growth Index, an unmanaged index of smaller capitalization growth stocks, which returned -29.26%. For the one-year period ended February 28, 2001 (roughly coinciding with the peak and decline of the speculative "New Economy" market), the Fund had a return of -17.98%, compared to the benchmark's return of -40.75%. Despite the significant decline, generally, of the small cap universe and technology stocks over the past year, the Fund continues to outperform its benchmark by a wide margin. Both the ESTREND(TM) and FAIR VALUE models added value during different months, which, In our opinion, demonstrated the strength of our risk-controlled, multi-model approach. Since inception on June 3, 1996, the Fund's annualized rate of return was +19.12% versus +2.11% for the Russell 2000 Growth Index.

The six-month return through February 28, 2001 for the N/I GROWTH FUND was -33.48%, compared to its benchmark, the Russell 2500 Growth Index, an unmanaged index of smaller and mid-capitalization growth stocks, which returned -32.07%. We believe that the Fund's failure to add value during the past six months was caused by weak performance of the ESTREND(TM) model. The violent swing in economic expectations over the past six months has smashed prior trends in earnings revisions, especially among the larger capitalization (although still midcap) stocks in the Fund's universe. The Fund had a return of -32.25% for the one-year period ended February 28, 2001, compared to the benchmark's return of -39.53%. Since inception on June 3, 1996, the Fund's annualized rate of return was +10.39% versus +6.63% for the Russell 2500 Growth Index.

The six-month return through February 28, 2001 for the N/I MID CAP FUND was -13.47%, compared to its benchmark, the S&P MidCap 400 Index, an unmanaged index of medium capitalization stocks, which returned -7.95%. Again, the Fund's disappointing returns relative to its benchmark were due primarily to poor performance of the ESTREND(TM) model among midcAP stocks, as economic expectations were suddenly reduced and trends in earnings revisions were broken. Fortunately, the FAIR VALUE model added value but not enough to overcome the poor performance of ESTREND(TM). The Fund's performance for tHE one-year period ended February 28, 2001 was +1.35% compared to the benchmark's return of +8.94%. Since inception on June 3, 1996, the Fund's annualized rate of return was +16.65% versus +18.04% for the S&P MidCap 400 Index.

The six-month return through February 28, 2001 for the N/I SMALL CAP VALUE FUND was +19.24%, compared to its benchmark, the Russell 2000 Value Index, an unmanaged index of smaller capitalization value stocks, which returned +10.31%. The one-year period ended February 28, 2001, performance for the Fund was +55.66% compared to the benchmark's return of +21.97%. The Fund's high returns relative to its benchmark were driven primarily by strong performance of the FAIR VALUE model. Since inception on November 30, 1998, the Fund's annualized rate of return was +18.15% versus +11.61% for the Russell 2000 Value Index.

GOING FORWARD

With the market suggesting difficult economic times ahead, we remain optimistic about our Funds' ability to generate positive returns RELATIVE TO THEIR BENCHMARKS, even as we are concerned about the possibility of further market declines. Of course, there can be no guarantee that our Funds can achieve such positive RELATIVE returns, and one must accept that a portfolio of stocks can still decline in value, even with substantial added value from our stock selection process, if the market's decline is deep enough. Nonetheless, we have several reasons why we are optimistic for the longer term.

First, the megacap and technology bubbles that we discussed in our last report to shareholders have continued to deflate in late 2000 and early 2001, as we projected they would. We believe this deflation makes the market increasingly more rational and more hospitable to our investment processes. We find that the market's dramatic swing from Growth to Value in the past twelve months has brought price-earnings ratios back toward a more normal range. Thus, in our opinion, stocks overall are a better value now than they were a year ago, and it appears to us that the market's internal pricing relationships are not as distorted as they were during the "New Economy" bubble. We believe that a more rationally priced, "normal" market bodes well for the power of our stock selection models.

Second, as you may recall, the central element of our portfolio risk control is to limit differences between our Fund's economic sector exposures and the sector exposures' of our benchmark indices. We do this to eliminate as much benchmark-relative, business-cycle risk from our portfolios as we can. Thus, as we head into uncertain economic waters, we do not believe it is crucial that we accurately forecast the economy in order to add value above the returns of our benchmarks. Instead, we believe we can rely on the stock-selection power of our quantitative models.

Finally, we are very excited about our development of a new QUALITY OF EARNINGS model, which endeavors to rank stocks by the aggressiveness of their accounting practices. The premise of this model is that earnings based on cash flows are more likely to persist than earnings based on accruals. Because, in our opinion, investors today tend to focus on REPORTED earnings, we believe the insights of cash flow are often ignored. We believe that if the economy weakens, selecting companies that generate real cash earnings should be helpful to the Funds' returns, especially in a difficult economy.

Encouraged by better prices and increasing rationality in the market, as well as by the potential for strong results from our new QUALITY OF EARNINGS model, we are optimistic about the Funds' ability to generate strong excess and absolute returns in the future.

Thank you for your continued support and confidence.

Sincerely,

/s/ LANGDON B. WHEELER, CFA

Langdon B. Wheeler, CFA
President
Numeric Investors L.P.(R)

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds


                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           COMMON STOCKS--95.4%
           ADVERTISING--0.5%
  13,600   ADVO, Inc.* ....................  $    549,440
                                             ------------
           AEROSPACE & DEFENSE--0.1%
   2,900   Moog Inc., Class A* ............       108,025
                                             ------------
           AIRLINES--1.1%
  34,000   AirTran Holdings, Inc.* ........       312,800
   9,700   Atlas Air Worldwide Holdings,
             Inc.* ........................       282,076
  22,400   Frontier Airlines, Inc.*/** ....       525,000
                                             ------------
                                                1,119,876
                                             ------------
           AUTOMOBILE PARTS & EQUIPMENT--0.5%
  29,300   Copart, Inc.* ..................       554,869
                                             ------------
           BANKS--1.8%
  20,900   Greater Bay Bancorp** ..........       697,537
   5,200   Investors Financial Services
             Corp. ........................       409,175
  12,500   UCBH Holdings, Inc. ............       700,781
                                             ------------
                                                1,807,493
                                             ------------
           BEVERAGES--1.2%
  18,600   Constellation Brands, Inc.,
             Class A* .....................     1,187,610
                                             ------------
           BIOTECH--3.6%
   6,600   Aurora Biosciences Corp.* ......       120,450
   4,600   Aviron* ........................       192,912
   9,500   CuraGen Corp.*/** ..............       264,219
   1,700   CV Therapeutics, Inc.*/** ......        60,775
   3,200   Digene Corp.* ..................        91,800
   6,200   Diversa Corp.* .................        94,550
   3,990   Enzo Biochem, Inc.** ...........        77,007
  11,300   Enzon, Inc.* ...................       718,256
   4,200   Inhale Therapeutic
             Systems, Inc.*/** ............       117,075
   8,100   Invitrogen Corp.*/** ...........       652,050
  16,700   Ligand Pharmaceuticals Inc.,
             Class B*/** ..................       189,962
   5,100   Myriad Genetics, Inc.* .........       282,412
   5,000   Neose Technologies, Inc.* ......       156,250
   5,700   Neurocrine Biosciences, Inc.*/**       124,331
   9,400   Pharmacopeia, Inc.* ............       189,175
  19,400   Texas Biotechnology Corp.* .....       152,678
   4,200   Trimeris, Inc.* ................       192,216
                                             ------------
                                                3,676,118
                                             ------------
           BUILDING SUPPLIES--1.6%
  48,300   Dal-Tile International Inc.* ...       772,800
  32,000   Hughes Supply, Inc. ............       561,600
  24,600   Lennox International Inc. ......       292,740
                                             ------------
                                                1,627,140
                                             ------------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           BUSINESS SERVICES--0.4%
  12,500   F.Y.I. Inc.* ...................  $    420,312
                                             ------------
           CHEMICALS - SPECIALTY--1.0%
  48,200   TETRA Technologies, Inc.* ......       997,740
                                             ------------
           COMMERCIAL CONSTRUCTION--1.0%
   4,600   Insituform Technologies, Inc.,
             Class A*/** ..................       155,250
  16,200   Shaw Group Inc. (The)*/** ......       815,022
                                             ------------
                                                  970,272
                                             ------------
           COMPUTER COMPONENTS--0.5%
  70,800   Read-Rite Corp.* ...............       546,487
                                             ------------
           COMPUTER SERVICES--1.8%
   8,400   Analysts International Corp. ...        52,762
  27,000   Carreker Corp.* ................       445,500
  17,300   Cognizant Technology Solutions
             Corp.*/** ....................       726,600
   6,100   Forrester Research, Inc.*/** ...       238,281
   7,100   Manhattan Associates, Inc.* ....       204,569
   6,300   MCSi, Inc.* ....................       102,769
                                             ------------
                                                1,770,481
                                             ------------
           COMPUTER SOFTWARE--9.4%
  29,700   Activision, Inc.*/** ...........       681,244
  32,200   Actuate Corp.* .................       390,425
  13,000   Advent Software, Inc.* .........       500,500
  35,600   Apropos Technology, Inc.*/** ...       184,675
  40,600   AremisSoft Corp.* ..............     1,004,850
  16,800   BSQUARE Corp.* .................       159,600
  18,600   Documentum, Inc.* ..............       397,575
   6,400   Embarcadero Technologies,
             Inc.*/** .....................       188,800
  27,900   HNC Software Inc.*/** ..........       650,419
   8,200   Informatica Corp.* .............       195,775
  22,900   MapInfo Corp.* .................       636,906
  46,600   MetaSolv, Inc.* ................       792,200
  34,000   Moldflow Corp.* ................       756,500
  16,300   Netegrity, Inc.* ...............       723,313
  39,600   OPNET Technologies, Inc.*/** ...       693,000
   7,100   THQ Inc.* ......................       198,356
  70,200   Universal Access, Inc.* ........       508,950
  33,700   Verity, Inc.* ..................       890,944
                                             ------------
                                                9,554,032
                                             ------------
           CONSUMER PRODUCTS--0.1%
  16,800   Helen of Troy Ltd.* ............       109,200
                                             ------------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           DATA PROCESSING--2.5%
  11,300   Cerner Corp.*/** ...............  $    578,419
   3,500   Fair, Isaac and Company, Inc. ..       216,300
   8,900   FileNET Corp.* .................       195,800
  58,400   IKOS Systems, Inc.* ............       773,800
  23,200   InterCept Group, Inc. (The)* ...       629,300
   3,300   NCO Group, Inc.* ...............        96,112
                                             ------------
                                                2,489,731
                                             ------------
           DISCOUNT RETAILERS--1.0%
  27,400   Factory 2-U Stores Inc.* .......     1,044,625
                                             ------------
           ELECTRICAL EQUIPMENT--0.7%
   8,500   Belden Inc. ....................       209,780
  12,800   Cable Design Technologies Corp.*       228,352
  45,200   Novatel Wireless, Inc.*/** .....       226,000
                                             ------------
                                                  664,132
                                             ------------
           ELECTRONIC COMPONENTS &
             ACCESSORIES--4.0%
  47,000   Aeroflex Inc.* .................       628,625
   9,600   BEI Technologies, Inc. .........       153,000
   5,000   DDi Corp.*/** ..................       106,562
  13,900   Helix Technology Corp.** .......       330,125
  10,800   Intermagnetics General Corp.* ..       232,308
  60,500   Microtune, Inc.*/** ............       593,656
  15,200   Planar Systems Inc.* ...........       360,050
   2,900   SBS Technologies, Inc.* ........        63,800
  45,500   Universal Electronics Inc.* ....       858,812
  30,000   Wilson Greatbatch
             Technologies, Inc.*/** .......       712,500
                                             ------------
                                                4,039,438
                                             ------------
           ELECTRONIC MEASUREMENTS -
             INSTRUMENTS--1.0%
  17,200   CyberOptics Corp.* .............       273,050
  23,500   FEI Co.* .......................       529,484
  10,500   Measurement Specialties, Inc.* .       217,875
   3,900   OpticNet Inc.*(1) ..............            --
                                             ------------
                                                1,020,409
                                             ------------
           ENGINEERING --0.3%
  16,000   Keith Companies, Inc. (The)* ...       315,000
                                             ------------
           ENVIRONMENTAL SERVICES--0.1%
   8,700   Tetra Tech, Inc.* ..............       150,619
                                             ------------
           FINANCIAL SERVICES--4.3%
  28,700   Actrade Financial
             Technologies, Ltd.*/** .......       713,912
  27,700   AmeriCredit Corp.* .............       946,786
  36,800   Doral Financial Corp. ..........     1,051,100
   8,800   eFunds Corporation* ............       134,200

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

FINANCIAL SERVICES--(CONTINUED)
  27,000   eSPEED, Inc., Class A*/** ......  $    680,063
  25,400   Heller Financial, Inc.,
             Class A** ....................       858,774
                                             ------------
                                                4,384,835
                                             ------------
           FOOD & AGRICULTURE--0.7%
  34,200   Green Mountain Coffee, Inc.*/**        739,575
                                             ------------
           HEALTH CARE--2.0%
  29,600   PacifiCare Health Systems, Inc.*     1,158,100
  22,400   Rightchoice Managed Care,
             Inc.*/** .....................       904,960
                                             ------------
                                                2,063,060
                                             ------------
           HOSPITALS--0.7%
  15,200   LifePoint Hospitals, Inc.*/** ..       590,900
   2,800   RehabCare Group, Inc.* .........       128,800
                                             ------------
                                                  719,700
                                             ------------
           INTERNET E-COMMERCE--0.1%
   7,800   PurchasePro.com, Inc.*/** ......        88,237
                                             ------------
           INTERNET SOFTWARE--1.0%
  34,900   I-many, Inc.*/** ...............       628,200
  32,200   WebEx Communications, Inc.*/** .       360,238
                                             ------------
                                                  988,438
                                             ------------
           INVESTMENT MANAGEMENT--0.4%
  14,100   Eaton Vance Corp. ..............       431,319
                                             ------------
           LEISURE & ENTERTAINMENT--1.3%
  20,100   Bally Total Fitness Holding
             Corp.* .......................       633,150
  24,400   Hotel Reservations Network,
             Inc., Class A*/** ............       692,350
                                             ------------
                                                1,325,500
                                             ------------
           MACHINERY--0.5%
   6,900   ArvinMeritor, Inc. .............       105,915
  11,100   JLG Industries, Inc. ...........       144,300
   4,800   Oshkosh Truck Corp. ............       234,900
                                             ------------
                                                  485,115
                                             ------------
           MANUFACTURING--1.0%
  47,800   Maverick Tube Corp.* ...........       970,340
                                             ------------
           MEDICAL INSTRUMENTS &
             SUPPLIES--9.6%
  18,200   1-800 CONTACTS, INC.* ..........       356,038
  14,600   Charles River Laboratories
             International, Inc.* .........       353,320
  59,500   CHRONIMED Inc.* ................       851,594
  22,600   Coherent, Inc.* ................       946,375

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           MEDICAL INSTRUMENTS &
             SUPPLIES--(CONTINUED)
  28,100   Cooper Companies, Inc. (The) ...  $  1,149,290
  19,900   DIANON Systems, Inc.*/** .......       676,600
  26,600   Endocare, Inc.* ................       319,200
  13,900   Henry Schein, Inc.* ............       397,019
  60,600   Intuitive Surgical, Inc.* ......       439,350
  17,400   Inverness Medical
             Technology, Inc.* ............       487,200
   6,200   Laboratory Corp. of
             America Holdings* ............       995,100
  30,000   PolyMedica Corp.*/** ...........     1,162,500
  19,500   Respironics, Inc.* .............       489,937
  27,000   SurModics, Inc.*/** ............       838,266
  15,300   Urologix, Inc.*/** .............       279,225
                                             ------------
                                                9,741,014
                                             ------------
           METALS--0.5%
  10,900   Lone Star Technologies, Inc.* ..       484,941
                                             ------------
           MULTIMEDIA/PUBLISHING--0.3%
  12,400   Information Holdings Inc.* .....       305,040
                                             ------------
           OIL & GAS EQUIPMENT &
             SERVICES--4.0%
  61,300   Grey Wolf, Inc.* ...............       337,763
   4,500   Hydril Company*/** .............        91,687
  39,000   Input/Output, Inc.* ............       410,670
  41,500   Key Energy Services, Inc.* .....       481,400
  44,600   Offshore Logistics, Inc.* ......     1,092,700
  21,100   Patterson Energy, Inc.*/** .....       743,775
  19,100   Tesoro Petroleum Corp.*/** .....       241,424
   2,200   Trico Marine Services, Inc.* ...        32,312
  10,000   Universal Compression
             Holdings, Inc.*/** ...........       350,000
   7,900   Veritas DGC Inc.* ..............       238,185
                                             ------------
                                                4,019,916
                                             ------------
           OIL & GAS FIELD EXPLORATION--1.5%
   6,100   3TEC Energy Corp.* .............       103,319
  23,800   Edge Petroleum Corp.* ..........       205,275
   2,500   HS Resources, Inc.* ............        96,625
   4,800   Key Production Company, Inc.* ..       101,280
  31,500   Magnum Hunter Resources, Inc.* .       348,075
   9,500   Patina Oil & Gas Corp. .........       210,900
  26,900   Unit Corp.* ....................       490,925
                                             ------------
                                                1,556,399
                                             ------------
           PHARMACEUTICALS--1.9%
  18,700   Albany Molecular Research, Inc.*       963,050
  35,500   First Horizon Pharmaceutical
             Corp.* .......................       852,000
   3,600   Syncor International Corp.* ....       126,000
                                             ------------
                                                1,941,050
                                             ------------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           RECREATIONAL PRODUCTS--1.8%
  32,400   Direct Focus, Inc.*/** .........  $    862,650
  19,500   Oakley, Inc.* ..................       327,600
   7,600   Polaris Industries Inc. ........       355,680
   8,400   SCP Pool Corp.* ................       279,300
                                             ------------
                                                1,825,230
                                             ------------
           RESEARCH & DEVELOPMENT--0.8%
  13,700   Pharmaceutical Product
             Development, Inc.*/** ........       762,919
                                             ------------
           RESIDENTIAL CONSTRUCTION--2.8%
  15,400   Beazer Homes USA, Inc.* ........       703,780
   7,500   Crossmann Communities, Inc.* ...       209,531
  23,900   Del Webb Corp.* ................       690,710
  15,420   M.D.C. Holdings, Inc. ..........       551,265
  11,400   M/I Schottenstein Homes, Inc. ..       316,920
   1,300   NVR, Inc.* .....................       189,800
   8,800   Standard Pacific Corp. .........       211,200
                                             ------------
                                                2,873,206
                                             ------------
           RESTAURANTS--0.4%
   6,500   Applebee's International, Inc. .       199,063
  13,300   Landry's Seafood Restaurants,
             Inc. .........................       155,743
                                             ------------
                                                  354,806
                                             ------------
           RETAIL - SHOES--1.2%
   9,100   Footstar, Inc.* ................       400,673
  29,300   Skechers U.S.A., Inc., Class A*/*      789,928
                                             ------------
                                                1,190,601
                                             ------------
           RETAIL - SPECIALTY--1.0%
  22,200   Rent-A-Center, Inc.*/** ........       979,575
                                             ------------
           RETAIL - SPECIALTY APPAREL--6.4%
  20,550   American Eagle
             Outfitters, Inc.*/** .........       715,397
  14,900   Chico's FAS, Inc.*/** ..........       617,419
  35,200   Christopher & Banks Corp.* .....       930,600
  43,500   Gadzooks, Inc.* ................       910,781
  12,600   Genesco Inc.*/** ...............       308,700
  37,900   Hot Topic, Inc.* ...............       994,875
  23,000   J. Jill Group Inc.* ............       416,875
  15,100   Pacific Sunwear of
             California, Inc.*/** .........       499,244
  11,400   Sharper Image Corp.* ...........        97,613
   9,100   Wet Seal, Inc. (The), Class A*/**      288,925
  36,700   Wilsons, The Leather
             Experts, Inc.* ...............       644,544
                                             ------------
                                                6,424,973
                                             ------------
           SAVINGS & LOAN ASSOCIATIONS--0.5%
  12,100   Downey Financial Corp. .........       520,905
                                             ------------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           SCHOOLS--4.0%
  23,100   Career Education Corp.* ........  $  1,053,938
  23,400   Corinthian Colleges, Inc.* .....       921,375
  19,300   Education Management Corp.* ....       675,500
  12,100   ITT Educational Services,
             Inc.*/** .....................       367,598
  12,000   Learning Tree International, Inc.*     540,000
  45,300   ProsoftTraining.com* ...........       523,781
                                             ------------
                                                4,082,192
                                             ------------
           SEMICONDUCTORS--5.5%
  41,600   Advanced Power Technology, Inc.*       509,600
  12,700   Cabot Microelectronics Corp.* ..       769,144
   3,700   DuPont Photomasks, Inc.* .......       243,969
  57,000   Integrated Silicon Solution,
             Inc.* ........................       762,375
  22,100   Microsemi Corp.* ...............       621,563
   9,500   OTG Software, Inc.* ............       101,531
  20,900   Park Electrochemical Corp.** ...       616,550
  17,000   Rudolph Technologies, Inc.*/** .       609,875
  16,000   Semitool, Inc.* ................       163,000
  26,300   Ultratech Stepper, Inc.* .......       639,419
  18,300   Varian Semiconductor Equipment
             Associates, Inc.* ............       515,831
                                             ------------
                                                5,552,857
                                             ------------
           SERVICES - EMPLOYMENT
             AGENCIES--0.4%
  15,900   Resources Connection, Inc.*/** .       366,694
                                             ------------
           SERVICES - MANAGEMENT
             CONSULTING--0.8%
  19,800   Corporate Executive
             Board Co. (The)*/** ..........       707,850
   9,100   Vastera, Inc.*/** ..............       132,519
                                             ------------
                                                  840,369
                                             ------------
           STEEL--0.5%
  50,000   NS Group, Inc.* ................       534,500
                                             ------------
           TELECOMMUNICATIONS--0.4%
  24,100   Lexent Inc.*/** ................       168,700
  11,000   Metro One Telecommunications,
             Inc.* ........................       253,000
                                             ------------
                                                  421,700
                                             ------------
           TELECOMMUNICATIONS EQUIPMENT &
           INFRASTRUCTURE--1.5%
  58,700   Advanced Switching Communications,
             Inc.* ........................       352,200
  22,500   Catapult Communications Corp.* .       379,688
   5,700   Mercury Computer Systems, Inc.*        216,600
  75,700   Vyyo Inc.*                             581,944
                                             ------------
                                                1,530,432
                                             ------------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           TOBACCO--0.2%
  13,900   Standard Commercial Corp. ......  $    168,190
                                             ------------
           TRANSPORTATION--0.8%
  11,800   Landstar System, Inc.* .........       785,438
                                             ------------
           UTILITIES--0.8%
  73,900   Southwestern Energy Co. ........       768,560
                                             ------------
           WHOLESALE - DISTRIBUTION--0.6%
  15,500   Advanced Marketing Services, Inc.      310,775
  30,500   Daisytek International Corp.* ..       274,023
                                             ------------
                                                  584,798
                                             ------------
           WHOLESALE - DRUG
             DISTRIBUTION--1.0%
  17,900   AmeriSource Health Corp., Class A*     961,588
                                             ------------
           Total Common Stocks
             (Cost $94,006,192) ...........    96,497,061
                                             ------------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENT--2.9%
 $ 2,897   Bear, Stearns & Co. Inc.
             (Agreements dated 02/28/01 to be
             repurchased at $2,897,050)
             5.38%, 03/01/01
             (Cost $2,896,617) (Note 6) ...     2,896,617
                                             ------------
           Total Investments -- 98.3%
             (Cost $96,902,809) ...........    99,393,678
                                             ------------
           Other Assets in Excess of
             Liabilities -- 1.7% ..........     1,715,037
                                             ------------
           Net Assets -- 100.0% ...........  $101,108,715
                                             ============

----------
  *Non-income producing.
 **Security or a portion thereof is out on loan.
(1)Security was delisted on 03/13/01.

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           COMMON STOCKS--97.1%
           ADVERTISING--0.5%
   6,000   ADVO, Inc.* ....................   $   242,400
                                              -----------
           AIRLINES--0.9%
   6,200   Atlas Air Worldwide Holdings,
             Inc.* ........................       180,296
  10,000   Frontier Airlines, Inc.* .......       234,375
                                              -----------
                                                  414,671
                                              -----------
           APPAREL--0.9%
  10,500   Coach, Inc.*/** ................       316,470
   5,000   Tommy Hilfiger Corp.* ..........        76,000
                                              -----------
                                                  392,470
                                              -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.3%
   6,900   Copart, Inc.* ..................       130,669
                                              -----------
           BANKS--1.7%
   4,000   FirstFed Financial Corp.* ......       117,200
   9,400   Greater Bay Bancorp** ..........       313,725
   3,100   Investors Financial Services
             Corp. ........................       243,931
   1,700   UCBH Holdings, Inc. ............        95,306
                                              -----------
                                                  770,162
                                              -----------
           BEVERAGES--0.9%
   6,100   Constellation Brands, Inc.,
             Class A* .....................       389,485
                                              -----------
           BIOTECH--5.4%
   5,300   Abgenix, Inc.* .................       180,200
   3,000   Affymetrix, Inc.* ..............       171,891
   3,800   Alkermes, Inc.* ................       117,800
   3,600   Applera Corp.- Celera Genomics
             Group* .......................       156,600
   2,000   Aurora Biosciences Corp.* ......        36,500
   1,500   Celgene Corp.* .................        39,187
   3,000   Cephalon, Inc.*/** .............       165,187
   3,600   COR Therapeutics, Inc.* ........       123,750
   2,000   Corixa Corp.*/** ...............        31,000
   1,500   CuraGen Corp.* .................        41,719
   2,000   Diversa Corp.* .................        30,500
   1,155   Enzo Biochem, Inc.** ...........        22,291
   3,700   Enzon, Inc.* ...................       235,181
     800   Gilead Sciences, Inc.* .........        29,900
   4,300   ICOS Corp.*/** .................       232,737
   4,400   ImClone Systems Inc.*/** .......       155,650
   2,800   Incyte Genomics, Inc.* .........        47,075
   2,100   Inhale Therapeutic Systems,
             Inc.*/** .....................        58,537
   1,000   Invitrogen Corp.*/** ...........        80,500
   2,000   Medarex, Inc.* .................        51,125
   1,400   Myriad Genetics, Inc.* .........        77,525

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

BIOTECH--(CONTINUED)
   2,900   Protein Design Labs, Inc.* .....   $   181,612
   1,200   Trimeris, Inc.* ................        54,919
   2,700   Vertex Pharmaceuticals Inc.* ...       134,325
                                              -----------
                                                2,455,711
                                              -----------
           BUSINESS SERVICES--0.3%
   4,200   F.Y.I. Inc.* ...................       141,225
                                              -----------
           CHEMICALS - SPECIALTY--0.7%
   4,000   Cabot Corp. ....................       137,160
   7,400   Engelhard Corp. ................       177,082
                                              -----------
                                                  314,242
                                              -----------
           COMMERCIAL CONSTRUCTION--1.3%
   2,700   Insituform Technologies, Inc.,
             Class A*/** ..................        91,125
   9,600   Shaw Group Inc. (The)*/** ......       482,976
                                              -----------
                                                  574,101
                                              -----------
           COMMERCIAL SERVICES--0.1%
   3,700   Cendant Corp.* .................        48,396
                                              -----------
           COMPUTER COMPONENTS--0.5%
  29,700   Read-Rite Corp.* ...............       229,247
                                              -----------
           COMPUTER NETWORKING PRODUCTS--0.2%
   1,492   Emulex Corp.*/** ...............        45,972
   1,200   QLogic Corp.* ..................        44,850
                                              -----------
                                                   90,822
                                              -----------
           COMPUTER SERVICES--1.0%
   2,000   Ariba, Inc.* ...................        33,000
  11,500   Carreker Corp.* ................       189,750
   3,000   Cognizant Technology Solutions
             Corp.*/** ....................       126,000
     900   Forrester Research, Inc.* ......        35,156
   2,300   Manhattan Associates, Inc.* ....        66,269
                                              -----------
                                                  450,175
                                              -----------
           COMPUTER SOFTWARE--10.8%
  12,000   Activision, Inc.*/** ...........       275,250
  18,400   Actuate Corp.* .................       223,100
   5,900   Advent Software, Inc.* .........       227,150
  14,000   AremisSoft Corp.* ..............       346,500
   9,400   Documentum, Inc.* ..............       200,925
   4,000   Embarcadero Technologies,
             Inc.*/** .....................       118,000
   9,200   HNC Software Inc.*/** ..........       214,475
   5,000   i2 Technologies, Inc.* .........       134,375
   5,200   Informatica Corp.* .............       124,150

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           COMPUTER SOFTWARE--(CONTINUED)
   9,600   MapInfo Corp.* .................   $   267,000
   3,600   Mercury Interactive Corp.* .....       226,575
  21,400   MetaSolv, Inc.* ................       363,800
   9,900   Micromuse Inc.* ................       406,519
   9,600   Netegrity, Inc.* ...............       426,000
  15,500   OPNET Technologies, Inc.*/** ...       271,250
   6,000   Quest Software, Inc.* ..........       155,250
   7,700   Rational Software Corp.* .......       269,019
   2,300   SpeechWorks International
             Inc.*/** .....................        37,806
   1,400   Synopsys, Inc.* ................        76,037
   3,900   Universal Access, Inc.* ........        28,275
  17,400   Verity, Inc.* ..................       460,012
                                              -----------
                                                4,851,468
                                              -----------
           DATA PROCESSING--2.2%
   8,500   Cerner Corp.*/** ...............       435,094
   3,500   First Data Corp.** .............       216,160
   5,900   InterCept Group, Inc. (The)* ...       160,037
   1,500   NCO Group, Inc.* ...............        43,687
   2,200   SunGard Data Systems Inc.* .....       122,540
                                              -----------
                                                  977,518
                                              -----------
           DISCOUNT RETAILERS--1.1%
  10,200   Factory 2-U Stores Inc.* .......       388,875
   1,900   Kohl's Corp.*/** ...............       125,229
                                              -----------
                                                  514,104
                                              -----------
           ELECTRICAL EQUIPMENT--0.9%
   8,100   Cable Design Technologies Corp.*       144,504
  17,400   General Cable Corp. ............       186,180
  11,100   Novatel Wireless, Inc.*/** .....        55,500
                                              -----------
                                                  386,184
                                              -----------
           ELECTRONIC COMPONENTS &
             ACCESSORIES--2.3%
  26,000   Aeroflex Inc.* .................       347,750
   5,400   Helix Technology Corp.** .......       128,250
  19,700   Microtune, Inc.*/** ............       193,306
   5,600   Newport Corp.** ................       273,700
   2,600   Planar Systems Inc.* ...........        61,587
   1,600   SBS Technologies, Inc.* ........        35,200
                                              -----------
                                                1,039,793
                                              -----------
           ELECTRONIC MEASUREMENTS -
             INSTRUMENTS--0.6%
   9,100   CyberOptics Corp.* .............       144,463
   5,300   Tektronix, Inc.* ...............       130,857
                                              -----------
                                                  275,320
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           FINANCIAL SERVICES--4.1%
   9,200   Actrade Financial
             Technologies, Ltd.*/** .......   $   228,850
  17,900   AmeriCredit Corp.* .............       611,822
  12,600   Doral Financial Corp. ..........       359,887
   7,900   eSPEED, Inc., Class A* .........       198,981
  12,700   Heller Financial, Inc., Class A**      429,387
                                              -----------
                                                1,828,927
                                              -----------
           FOOD & AGRICULTURE--0.8%
  11,000   Dean Foods Co. .................       362,560
                                              -----------
           HEALTH CARE--1.8%
   8,200   Health Net Inc.* ...............       180,154
   7,500   Oxford Health Plans, Inc.* .....       247,969
   6,300   PacifiCare Health Systems, Inc.*       246,487
   3,100   Rightchoice Managed Care, Inc.*        125,240
                                              -----------
                                                  799,850
                                              -----------
           HOSPITALS--1.8%
   3,100   Apria Healthcare Group Inc.* ...        76,291
   1,700   Community Health Care*/** ......        47,855
   8,800   Tenet Healthcare Corp.* ........       405,944
   3,000   Universal Health Services,
             Inc., Class B* ...............       269,250
                                              -----------
                                                  799,340
                                              -----------
           INSURANCE - FINANCIAL
             GUARANTEE--0.2%
   1,800   PMI Group, Inc. (The) ..........       100,818
                                              -----------
           INSURANCE - HEALTH & LIFE--0.1%
     800   AmerUs Group Co.* ..............        23,400
                                              -----------
           INTERNET CONTENT--0.4%
   6,300   HomeStore.com, Inc.*/** ........       188,212
                                              -----------
           INTERNET E-COMMERCE--0.2%
   3,100   PurchasePro.com, Inc.*/** ......        35,069
   1,500   webMethods, Inc.*/** ...........        64,500
                                              -----------
                                                   99,569
                                              -----------
           INTERNET SOFTWARE--0.7%
  12,200   I-many, Inc.* ..................       219,600
  10,500   WebEx Communications, Inc.*/** .       117,469
                                              -----------
                                                  337,069
                                              -----------
           INVESTMENT MANAGEMENT--1.7%
   5,500   Eaton Vance Corp. ..............       168,245
  10,100   Federated Investors, Inc.,
             Class B ......................       272,700
   3,900   SEI Investments Co. ............       333,267
                                              -----------
                                                  774,212
                                              -----------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           LEISURE & ENTERTAINMENT--0.8%
  12,300   Hotel Reservations Network, Inc.,
             Class A*/** ..................   $   349,013
                                              -----------
           MACHINERY--0.2%
   3,200   ArvinMeritor, Inc. .............        49,120
   1,800   JLG Industries, Inc. ...........        23,400
                                              -----------
                                                   72,520
                                              -----------
           MANUFACTURING--2.0%
   1,100   CLARCOR Inc. ...................        26,950
  19,200   Maverick Tube Corp.* ...........       389,760
  15,300   National Service Industries, Inc.      369,801
   1,900   Tecumseh Products Co., Class A .        96,425
                                              -----------
                                                  882,936
                                              -----------
           MEDICAL INSTRUMENTS &
             SUPPLIES--7.6%
   8,100   1-800 CONTACTS, INC.* ..........       158,456
   8,600   Charles River Laboratories
             International, Inc.* .........       208,120
   2,300   Coherent, Inc.* ................        96,313
  10,200   Cooper Companies, Inc. (The) ...       417,180
   9,000   Cytyc Corp.* ...................       565,875
   4,500   DIANON Systems, Inc.*/** .......       153,000
   3,800   Henry Schein, Inc.* ............       108,537
   7,700   Inverness Medical
             Technology, Inc.* ............       215,600
   3,200   Laboratory Corp. of
             America Holdings* ............       513,600
  12,200   PolyMedica Corp.*/** ...........       472,750
   4,800   Quest Diagnostics Inc.* ........       505,920
                                              -----------
                                                3,415,351
                                              -----------
           METALS--0.5%
   5,200   Lone Star Technologies, Inc.* ..       231,348
                                              -----------
           MISCELLANEOUS TECHNOLOGY--0.2%
   1,700   Macrovision Corp.* .............        68,106
                                              -----------
           OIL & GAS EQUIPMENT &
             SERVICES--4.4%
   2,200   BJ Services Co.* ...............       167,200
  23,700   Grey Wolf, Inc.* ...............       130,587
   8,100   Helmerich & Payne, Inc. ........       420,309
   7,600   Input/Output, Inc.* ............        80,028
  17,700   Offshore Logistics, Inc.* ......       433,650
   9,500   Patterson Energy, Inc.*/** .....       334,875
   3,600   Questar Corp. ..................        98,640
  19,200   Tesoro Petroleum Corp.*/** .....       242,688
   2,100   Universal Compression
             Holdings, Inc.*/** ...........        73,500
                                              -----------
                                                1,981,477
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           OIL & GAS FIELD EXPLORATION--1.7%
   3,250   Key Production Company, Inc.* ..   $    68,575
  10,800   Magnum Hunter Resources, Inc.* .       119,340
   3,000   Patina Oil & Gas Corp. .........        66,600
   2,400   Tom Brown, Inc.* ...............        80,250
   7,700   Unit Corp.* ....................       140,525
  14,700   Vintage Petroleum, Inc. ........       286,503
                                              -----------
                                                  761,793
                                              -----------
           PHARMACEUTICALS--3.4%
   9,900   Albany Molecular Research, Inc.*       509,850
   6,300   Forest Laboratories, Inc.* .....       438,039
   2,100   IDEC Pharmaceuticals Corp.* ....       118,388
   9,712   King Pharmaceuticals, Inc.* ....       445,781
                                              -----------
                                                1,512,058
                                              -----------
           RECREATIONAL PRODUCTS--1.6%
  15,650   Direct Focus, Inc.*/** .........       416,681
  12,500   Oakley, Inc.* ..................       210,000
   2,400   Polaris Industries Inc. ........       112,320
                                              -----------
                                                  739,001
                                              -----------
           RESEARCH & DEVELOPMENT--1.3%
  10,300   Pharmaceutical Product
             Development, Inc.*/** ........       573,581
                                              -----------
           RESIDENTIAL CONSTRUCTION--2.5%
     900   Beazer Homes USA, Inc.* ........        41,130
   8,900   Del Webb Corp.* ................       257,210
   8,200   KB HOME ........................       229,190
   4,410   M.D.C. Holdings, Inc. ..........       157,658
   1,700   NVR, Inc.* .....................       248,200
   2,300   Standard Pacific Corp. .........        55,200
   3,400   Toll Brothers, Inc.* ...........       121,584
                                              -----------
                                                1,110,172
                                              -----------
           RETAIL - SHOES--0.8%
   4,100   Footstar, Inc.* ................       180,523
   7,400   Skechers U.S.A., Inc., Class A*        199,504
                                              -----------
                                                  380,027
                                              -----------
           RETAIL - SPECIALTY--0.8%
   8,000   Rent-A-Center, Inc.*/** ........       353,000
                                              -----------
           RETAIL - SPECIALTY APPAREL--5.1%
  13,950   American Eagle Outfitters,
             Inc.*/** .....................       485,634
   8,900   Chico's FAS, Inc.* .............       368,794
  17,475   Christopher & Banks Corp.* .....       461,995
   2,900   Genesco Inc.*/** ...............        71,050

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           RETAIL - SPECIALTY APPAREL--(CONTINUED)
  17,100   Hot Topic, Inc.* ...............   $   448,875
  10,800   J. Jill Group Inc.* ............       195,750
   2,700   Pacific Sunwear of
             California, Inc.* ............        89,269
   5,100   Sharper Image Corp.* ...........        43,669
     900   Talbots, Inc. (The)** ..........        45,738
   3,300   Wet Seal, Inc. (The), Class A*/**      104,775
                                              -----------
                                                2,315,549
                                              -----------
           SCHOOLS--4.7%
  13,350   Apollo Group, Inc., Class A* ...       468,919
   8,100   Career Education Corp.* ........       369,563
  14,600   Corinthian Colleges, Inc.* .....       574,875
   7,900   Education Management Corp.* ....       276,500
   3,600   Learning Tree International,
             Inc.* ........................       162,000
  24,200   ProsoftTraining.com* ...........       279,813
                                              -----------
                                                2,131,670
                                              -----------
           SEMICONDUCTORS--6.7%
   6,900   Cabot Microelectronics Corp.* ..       417,881
   6,800   Cirrus Logic, Inc.* ............       122,400
  12,800   Cree, Inc.* ....................       268,800
   4,700   DuPont Photomasks, Inc.* .......       309,906
  25,100   Integrated Silicon Solution,
             Inc.* ........................       335,713
   8,900   Microsemi Corp.* ...............       250,313
   1,900   NVIDIA Corp.*/** ...............        84,906
   9,000   Park Electrochemical Corp.** ...       265,500
   2,100   Photronics, Inc.* ..............        66,150
   5,300   Rudolph Technologies, Inc.*/** .       190,138
  11,500   TranSwitch Corp.* ..............       230,719
  11,300   Ultratech Stepper, Inc.* .......       274,731
   7,700   Varian Semiconductor Equipment
             Associates, Inc.* ............       217,044
                                              -----------
                                                3,034,201
                                              -----------
           SERVICES - EMPLOYMENT
             AGENCIES--0.1%
   1,800   Resources Connection, Inc.*/** .        41,513
                                              -----------
           SERVICES - MANAGEMENT
             CONSULTING--1.5%
  26,200   Comdisco, Inc. .................       334,050
   8,000   Corporate Executive
             Board Co. (The)*/** ..........       286,000
   2,400   KPMG Consulting Inc.*/** .......        55,350
                                              -----------
                                                  675,400
                                              -----------
           STEEL--0.1%
   5,600   NS Group, Inc.* ................        59,864
                                              -----------
           TELECOMMUNICATIONS--0.1%
   3,800   Inet Technologies, Inc.* .......        57,238
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT &
           INFRASTRUCTURE--2.0%
   1,800   Catapult Communications Corp.* .   $    30,375
   5,300   Handspring, Inc.* ..............       132,831
   2,700   Luminent, Inc.* ................        14,850
   3,800   Mercury Computer Systems, Inc.*        144,400
   1,600   Quanta Services, Inc.* .........        44,176
  18,900   UTStarcom, Inc.*/** ............       373,275
  19,000   Vyyo Inc.* .....................       146,063
                                              -----------
                                                  885,970
                                              -----------
           TRANSPORTATION--1.8%
   3,200   Arkansas Best Corp.* ...........        53,600
   7,900   Expeditors International of
             Washington, Inc. .............       461,163
   4,200   Landstar System, Inc.* .........       279,563
   1,400   Yellow Corp.* ..................        27,738
                                              -----------
                                                  822,064
                                              -----------
           UTILITIES--1.5%
   8,000   Calpine Corp.* .................       355,920
  11,300   Energen Corp. ..................       316,061
                                              -----------
                                                  671,981
                                              -----------
           WHOLESALE - DRUG
             DISTRIBUTION--1.3%
  11,200   AmeriSource Health Corp., Class A*     601,664
                                              -----------
           Total Common Stocks
             (Cost $46,103,891) ...........    43,729,617
                                              -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENT--2.0%
  $  922   Bear, Stearns & Co. Inc.
             (Agreement dated 02/28/01 to be
             repurchased at $922,234)
             5.38%, 03/01/01
             (Cost $922,096) (Note 6) .....       922,096
                                              -----------
           Total Investments -- 99.1%
             (Cost $47,025,987) ...........    44,651,713
                                              -----------
           Other Assets in Excess of
             Liabilities -- 0.9% ..........       399,682
                                              -----------
           Net Assets -- 100.0% ...........   $45,051,395
                                              ===========

----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           COMMON STOCKS--98.4%
           ADVERTISING--0.1%
   1,000   TMP Worldwide Inc.* ............   $    52,312
                                              -----------
           AEROSPACE & DEFENSE--3.1%
     600   B.F. Goodrich Co. (The) ........        24,264
   6,100   Boeing Co. (The) ...............       379,420
   4,600   General Dynamics Corp. .........       313,628
   5,000   United Technologies Corp. ......       389,550
                                              -----------
                                                1,106,862
                                              -----------
           AGRICULTURAL SERVICES--0.8%
   8,900   Monsanto Co. ...................       284,800
                                              -----------
           AIRLINES--1.4%
   1,800   AMR Corp.* .....................        59,850
  10,000   Atlas Air Worldwide Holdings,
             Inc.* ........................       290,800
   3,300   Delta Air Lines, Inc. ..........       138,996
                                              -----------
                                                  489,646
                                              -----------
           APPAREL--0.7%
  17,200   Tommy Hilfiger Corp.* ..........       261,440
                                              -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.0%
  26,000   Visteon Corp. ..................       374,400
                                              -----------
           BANKS--4.7%
   6,500   Comerica Inc. ..................       413,725
   6,600   Greater Bay Bancorp** ..........       220,275
   1,700   SouthTrust Corp. ...............        71,931
   6,000   TCF Financial Corp. ............       221,400
  15,300   U.S. Bancorp.** ................       354,960
   8,100   Washington Mutual, Inc. ........       416,097
                                              -----------
                                                1,698,388
                                              -----------
           BROADCASTING--0.7%
   6,700   AT&T Corp. - Liberty Media
             Corporation*/** ..............        98,490
   4,200   Charter Communications, Inc.,
             Class A* .....................        89,775
   1,700   Pixar, Inc.* ...................        55,250
                                              -----------
                                                  243,515
                                              -----------
           BROKERAGE--0.2%
   1,300   Lehman Brothers Holdings Inc. ..        89,245
                                              -----------
           BUILDING SUPPLIES--0.2%
   2,400   Lafarge Corp.** ................        73,200
                                              -----------
           CHEMICALS - BASIC--0.7%
   5,400   Air Products and Chemicals, Inc.**     218,970
     900   Praxair, Inc.** ................        40,140
                                              -----------
                                                  259,110
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           CHEMICALS - SPECIALTY--1.6%
   5,700   Ashland Inc. ...................   $   221,217
  14,700   Engelhard Corp. ................       351,771
                                              -----------
                                                  572,988
                                              -----------
           COMMERCIAL CONSTRUCTION--0.2%
   1,400   Shaw Group Inc. (The)* .........        70,434
                                              -----------
           COMMERCIAL SERVICES--0.3%
   8,400   Cendant Corp.* .................       109,872
                                              -----------
           COMPUTER NETWORKING PRODUCTS--0.4%
   1,500   Emulex Corp.*/** ...............        46,219
   1,400   Juniper Networks, Inc.* ........        90,387
                                              -----------
                                                  136,606
                                              -----------
           COMPUTER SOFTWARE--7.0%
   2,000   Advent Software, Inc.* .........        77,000
   2,900   BEA Systems, Inc.* .............       111,287
   5,200   Documentum, Inc.* ..............       111,150
   9,800   i2 Technologies, Inc.* .........       263,375
   4,900   Informatica Corp.* .............       116,987
   1,200   Mercury Interactive Corp.* .....        75,525
   8,300   Micromuse Inc.* ................       340,819
   7,800   Netegrity, Inc.* ...............       346,125
  17,400   Rational Software Corp.* .......       607,912
   4,000   Siebel Systems, Inc.* ..........       153,000
  13,000   Sybase, Inc.* ..................       255,125
   1,000   VERITAS Software Corp.* ........        64,938
                                              -----------
                                                2,523,243
                                              -----------
           CONSUMER PRODUCTS--2.3%
   7,800   Energizer Holdings, Inc.* ......       194,220
   8,500   Fortune Brands, Inc. ...........       287,130
   4,300   International Flavors &
             Fragrances Inc. ..............        86,903
   5,200   Whirlpool Corp. ................       274,924
                                              -----------
                                                  843,177
                                              -----------
           DATA PROCESSING--2.9%
   1,600   Acxiom Corp.* ..................        44,600
   6,800   Cerner Corp.*/** ...............       348,075
   6,300   First Data Corp.** .............       389,088
   4,900   SunGard Data Systems Inc.* .....       272,930
                                              -----------
                                                1,054,693
                                              -----------
           DISCOUNT RETAILERS--1.7%
   2,800   Kohl's Corp.*/** ...............       184,548
  21,500   Ross Stores, Inc.** ............       451,500
                                              -----------
                                                  636,048
                                              -----------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           ELECTRICAL EQUIPMENT--1.0%
   8,300   Rockwell International Corp. ...   $   381,468
                                              -----------
           ELECTRONIC COMPONENTS &
             ACCESSORIES--1.1%
   1,500   Amphenol Corp., Class A*/** ....        53,550
  10,600   Arrow Electronics, Inc.* .......       290,440
   2,200   Sanmina Corp.* .................        65,588
                                              -----------
                                                  409,578
                                              -----------
           ELECTRONIC MEASUREMENTS -
             INSTRUMENTS--0.7%
  10,300   Tektronix, Inc.* ...............       254,307
                                              -----------
           FINANCIAL SERVICES--3.9%
  14,900   AmeriCredit Corp.* .............       509,282
  11,200   CIT Group, Inc., (The), Class A        258,720
  11,400   Deluxe Corp. ...................       277,590
   1,900   Freddie Mac ....................       125,115
   6,200   Heller Financial, Inc., Class A**      209,622
   2,100   Metris Companies Inc.** ........        46,116
                                              -----------
                                                1,426,445
                                              -----------
           FOOD & AGRICULTURE--1.0%
  13,200   ConAgra Foods, Inc. ............       259,776
   1,500   Smithfield Foods, Inc.*/** .....        44,115
   1,300   Suiza Foods Corp.*/** ..........        63,661
                                              -----------
                                                  367,552
                                              -----------
           HEALTH CARE--2.3%
  13,300   Health Net Inc.* ...............       292,201
  14,700   Oxford Health Plans, Inc.* .....       486,019
   1,000   PacifiCare Health Systems, Inc.*        39,125
                                              -----------
                                                  817,345
                                              -----------
           HOSPITALS--1.4%
   1,200   Apria Healthcare Group Inc.* ...        29,532
     900   HCA - The Healthcare Co. .......        35,640
   8,000   Tenet Healthcare Corp.* ........       369,040
     900   Universal Health Services, Inc.,
             Class B* .....................        80,775
                                              -----------
                                                  514,987
                                              -----------
           HOTELS & MOTELS--0.4%
   9,700   Extended Stay America, Inc.* ...       143,560
                                              -----------
           INSURANCE--3.2%
   6,000   CNA Financial Corp.* ...........       226,860
   3,600   Loews Corp. ....................       391,212
  18,700   Old Republic International Corp.       528,275
                                              -----------
                                                1,146,347
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           INSURANCE - FINANCIAL
             GUARANTEE--0.9%
   5,700   PMI Group, Inc. (The) ..........    $  319,257
                                              -----------
           INSURANCE - HEALTH & LIFE--1.2%
   2,500   CIGNA Corp.                            274,175
   4,400   Reinsurance Group of America,
             Inc. .........................       170,060
                                              -----------
                                                  444,235
                                              -----------
           INTERNET CONTENT--0.0%
     300   HomeStore.com, Inc.* ...........         8,963
                                              -----------
           INTERNET E-COMMERCE--0.3%
   2,200   webMethods, Inc.*/** ...........        94,600
                                              -----------
           INTERNET SOFTWARE--0.1%
   2,100   TIBCO Software Inc.* ...........        28,350
                                              -----------
           INVESTMENT MANAGEMENT--1.9%
   6,500   Eaton Vance Corp. ..............       198,835
  13,000   Federated Investors, Inc.,
             Class B ......................       351,000
   1,500   SEI Investments Co. ............       128,180
                                              -----------
                                                  678,015
                                              -----------
           LEISURE & ENTERTAINMENT--0.3%
   3,400   Royal Caribbean Cruises Ltd.** .        96,050
                                              -----------
           MANUFACTURING--1.3%
   1,300   FMC Corp. ......................        99,788
   1,000   ITT Industries, Inc. ...........        40,550
   1,300   Pentair, Inc. ..................        36,010
   1,300   Teleflex Inc.* .................        55,835
   4,600   Textron, Inc. ..................       243,708
                                              -----------
                                                  475,891
                                              -----------
           MEDICAL INSTRUMENTS &
             SUPPLIES--6.2%
   1,600   Coherent, Inc.* ................        67,000
   6,500   Cytyc Corp.* ...................       408,687
  10,800   Hillenbrand Industries, Inc. ...       547,560
   1,900   Laboratory Corp. of America
             Holdings.* ...................       304,950
   4,800   Quest Diagnostics Inc.* ........       505,920
   6,300   Waters Corp.* ..................       414,918
                                              -----------
                                                2,249,035
                                              -----------
           NON-FERROUS METALS--0.5%
   5,000   Alcoa Inc. .....................       178,800
                                              -----------
           OFFICE FURNITURE--0.5%
   7,100   Herman Miller, Inc. ............       181,937
                                              -----------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           OIL & GAS EQUIPMENT &
             SERVICES--4.2%
   9,800   Helmerich & Payne, Inc. ........   $   508,522
   3,600   Patterson Energy, Inc.*/** .....       126,900
   9,500   Pride International, Inc.*/** ..       235,600
  16,500   Questar Corp. ..................       452,100
   1,800   Tidewater Inc. .................        87,660
   2,300   Williams Companies, Inc. (The) .        95,910
                                              -----------
                                                1,506,692
                                              -----------
           OIL & GAS FIELD EXPLORATION--1.9%
   1,700   Amerada Hess Corp. .............       122,400
     800   Apache Corp. ...................        46,960
   2,300   Cross Timbers Oil Co. ..........        56,741
  13,300   USX-Marathon Group .............       367,346
   5,400   Vintage Petroleum, Inc. ........       105,246
                                              -----------
                                                  698,693
                                              -----------
           OIL REFINING--2.3%
   5,800   Sunoco, Inc. ...................       192,792
  12,400   Ultramar Diamond Shamrock Corp.**      451,360
   5,500   Valero Energy Corp. ............       201,575
                                              -----------
                                                  845,727
                                              -----------
           PAPER & ALLIED PRODUCTS--0.2%
   1,900   Georgia-Pacific Group ..........        57,019
                                              -----------
           PHARMACEUTICALS--2.5%
   7,800   Albany Molecular Research, Inc.*       401,700
   5,000   Forest Laboratories, Inc.* .....       347,650
   1,600   IDEC Pharmaceuticals Corp.* ....        90,200
   1,200   King Pharmaceuticals, Inc.* ....        55,080
                                              -----------
                                                  894,630
                                              -----------
           RESIDENTIAL CONSTRUCTION--2.9%
   3,800   D.R. Horton, Inc. ..............        86,640
  10,500   KB HOME ........................       293,475
   7,800   Lennar Corp. ...................       276,900
   4,700   Pulte Corp. ....................       161,445
   7,000   Toll Brothers, Inc.* ...........       250,320
                                              -----------
                                                1,068,780
                                              -----------
           RESTAURANTS--0.5%
   7,400   Wendy's International, Inc. ....       183,150
                                              -----------
           RETAIL - DEPARTMENT STORES--1.6%
   4,600   May Department Stores Co. (The)        182,114
   9,400   Sears, Roebuck & Co. ...........       385,870
                                              -----------
                                                  567,984
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           RETAIL - SHOES--0.3%
   1,200   Payless ShoeSource, Inc.* ......   $    91,656
                                              -----------
           RETAIL - SPECIALTY APPAREL--1.2%
  12,300   American Eagle Outfitters,
             Inc.*/** .....................       428,194
                                              -----------
           SAVINGS & LOAN ASSOCIATIONS--3.4%
   1,700   Astoria Financial Corp. ........        92,969
   9,200   Charter One Financial, Inc. ....       262,752
  15,100   Golden State Bancorp Inc. ......       413,740
  13,100   GreenPoint Financial Corp. .....       451,950
                                              -----------
                                                1,221,411
                                              -----------
           SCHOOLS--1.3%
  12,950   Apollo Group, Inc., Class A* ...       454,869
                                              -----------
           SEMICONDUCTORS--3.3%
   1,300   Analog Devices, Inc.* ..........        48,490
   1,000   Broadcom Corp., Class A* .......        49,250
   3,500   Cabot Microelectronics Corp.* ..       211,969
   7,200   Cirrus Logic, Inc.* ............       129,600
   7,500   Cree, Inc.* ....................       157,500
   1,400   DuPont Photomasks, Inc.* .......        92,312
   2,200   International Rectifier Corp.*/**       72,600
   3,000   NVIDIA Corp.*/** ...............       134,062
  12,700   TranSwitch Corp.* ..............       254,794
   3,000   TriQuint Semiconductor, Inc.* ..        54,563
                                              -----------
                                                1,205,140
                                              -----------
           SERVICES - MANAGEMENT
             CONSULTING--1.0%
  25,700   Comdisco, Inc. .................       327,675
   1,800   KPMG Consulting Inc.*/** .......        41,513
                                              -----------
                                                  369,188
                                              -----------
           TELECOMMUNICATIONS--0.2%
   5,300   Inet Technologies, Inc.* .......        79,831
                                              -----------
           TELECOMMUNICATIONS EQUIPMENT &
           INFRASTRUCTURE--2.7%
   1,000   CIENA Corp.* ...................        67,187
   3,300   Dycom Industries, Inc.* ........        50,490
   1,300   GlobeSpan, Inc.*/** ............        26,000
   2,600   Handspring, Inc.* ..............        65,162
  16,500   Luminent, Inc.* ................        90,750
   6,200   New Focus, Inc.*/** ............       134,463
  10,200   Quanta Services, Inc.* .........       281,622
  13,900   UTStarcom, Inc.*/** ............       274,525
                                              -----------
                                                  990,199
                                              -----------
           TRANSPORTATION--0.1%
   2,400   Ryder System, Inc. .............        49,248
                                              -----------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           UTILITIES--7.3%
   6,100   Allegheny Energy, Inc. .........   $   289,445
   5,500   Cinergy Corp. ..................       179,465
   3,800   Edison International** .........        56,620
   9,800   FirstEnergy Corp. ..............       276,066
   9,900   KeySpan Corp. ..................       385,605
   4,200   MDU Resources Group Inc. .......       118,860
   1,800   National Fuel Gas Co. ..........        93,240
   3,500   NICOR Inc. .....................       129,500
   3,900   ONEOK, Inc. ....................       171,405
   1,400   Peoples Energy Corp. ...........        54,810
  11,400   PG&E Corp. .....................       159,144
   7,100   PPL Corp. ......................       324,399
  17,500   Sempra Energy ..................       391,125
                                              -----------
                                                2,629,684
                                              -----------
           WHOLESALE - DISTRIBUTION--0.7%
   8,600   Tech Data Corp.* ...............       262,838
                                              -----------
           WHOLESALE - DRUG DISTRIBUTION--2.5%
   8,800   AmeriSource Health Corp.,
             Class A* .....................       472,736
  23,400   Bergen Brunswig Corp., Class A .       420,966
                                              -----------
                                                  893,702
                                              -----------
           WHOLESALE - GROCERIES & GENERAL
             LINE--0.1%
   3,100   SUPERVALU INC. .................        43,493
                                              -----------
           Total Common Stocks
             (Cost $35,713,553) ...........    35,638,829
                                              -----------

---------------------------------------------------------
PRINCIPAL                                        VALUE
AMOUNT (000's)                                  (NOTE 1)
---------------------------------------------------------

           REPURCHASE AGREEMENT--2.7%
$  1,001   Bear, Stearns & Co. Inc.
             (Agreement dated 02/28/01 to be
             repurchased at $1,000,968)
             5.38%, 03/01/01
             (Cost $1,000,818) (Note 6) ...   $ 1,000,818
                                              -----------
           Total Investments -- 101.1%
             (Cost $36,714,371) ...........    36,639,647
                                              -----------
           Liabilities in Excess of
             Other Assets -- (1.1)% .......      (407,729)
                                              -----------
           Net Assets -- 100.0% ...........   $36,231,918

----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)


---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           COMMON STOCKS--97.3%
           ADVERTISING--0.2%
     400   ADVO, Inc.* ....................   $    16,160
     900   R.H. Donnelley Corp.* ..........        24,660
                                              -----------
                                                   40,820
                                              -----------
           AEROSPACE & DEFENSE--2.1%
  23,000   GenCorp Inc. ...................       276,000
   9,100   Kaman Corp., Class A ...........       147,875
   1,000   Newport News Shipbuilding Inc. .        54,650
                                              -----------
                                                  478,525
                                              -----------
           AIRLINES--0.3%
   1,900   Atlas Air Worldwide Holdings,
             Inc.* ........................        55,252
                                              -----------
           APPAREL--0.7%
   8,100   Russell Corp.** ................       153,900
                                              -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.4%
   5,900   Visteon Corp. ..................        84,960
                                              -----------
           BANKS--6.7%
   1,600   BancorpSouth, Inc. .............        21,840
   4,800   Banknorth Group, Inc. ..........        96,900
   6,500   Bay View Capital Corp. .........        40,950
   1,000   Centura Banks, Inc. ............        50,410
   7,300   City National Corp. ............       264,479
  10,500   Colonial BancGroup, Inc. (The) .       135,450
  15,000   Community First Bankshares, Inc.       300,937
   8,200   East West Bancorp, Inc. ........       189,112
   2,100   GBC Bancorp. ...................        65,494
   6,300   Hibernia Corp., Class A ........        91,350
   1,000   Provident Bankshares Corp. .....        23,875
   9,800   Republic Bancorp Inc. ..........       121,275
   1,300   Silicon Valley Bancshares* .....        36,319
   1,900   TCF Financial Corp. ............        70,110
                                              -----------
                                                1,508,501
                                              -----------
           BEVERAGES--0.9%
   2,300   Constellation Brands, Inc.,
             Class A* .....................       146,855
   1,000   Robert Mondavi Corp. (The),
             Class A* .....................        48,625
                                              -----------
                                                  195,480
                                              -----------
           BROKERAGE--1.0%
   7,600   Jeffries Group, Inc. ...........       227,240
                                              -----------
           BUILDING SUPPLIES--3.4%
     100   Butler Manufacturing Co. .......         2,622
  16,400   Hughes Supply, Inc. ............       287,820
   6,700   Lafarge Corp.** ................       204,350

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           BUILDING SUPPLIES--(CONTINUED)
  19,700   Lennox International Inc. ......   $   234,430
     800   Nortek, Inc.* ..................        23,296
     900   USG Corp. ......................        17,136
                                              -----------
                                                  769,654
                                              -----------
           CHEMICALS - BASIC--0.1%
   2,200   Solutia Inc. ...................        29,524
                                              -----------
           CHEMICALS - SPECIALTY--1.3%
   1,300   Albemarle Corp. ................        31,005
   4,700   Engelhard Corp. ................       112,471
     600   H.B. Fuller Co. ................        24,825
   6,500   Olin Corp. .....................       134,875
                                              -----------
                                                  303,176
                                              -----------
           COMPUTER NETWORKING PRODUCTS--0.5%
   5,100   Adaptec, Inc.* .................        55,781
   1,300   Black Box Corp.*/** ............        53,462
                                              -----------
                                                  109,243
                                              -----------
           COMPUTER PERIPHERALS--0.5%
   4,600   Imation Corp.*/** ..............       101,660
                                              -----------
           COMPUTER SOFTWARE--1.4%
   5,700   Autodesk, Inc. .................       217,312
   2,500   MSC.Software Corp.* ............        23,750
   3,500   Sybase, Inc.* ..................        68,687
                                              -----------
                                                  309,749
                                              -----------
           CONSUMER PRODUCTS--1.5%
  12,600   American Greetings Corp., Class A      164,556
   1,400   Libbey Inc. ....................        44,310
   3,200   Scotts Co. (The), Class A* .....       132,000
                                              -----------
                                                  340,866
                                              -----------
           CONTAINERS - METAL & GLASS--0.3%
  10,800   Crown Cork & Seal Co., Inc. ....        61,128
                                              -----------
           DISCOUNT RETAILERS--1.1%
  12,300   Ross Stores, Inc.** ............       258,300
                                              -----------
           ELECTRICAL EQUIPMENT--2.6%
   1,200   AMETEK, Inc. ...................        33,120
  10,100   A.O. Smith Corp. ...............       187,052
   5,400   Belden Inc. ....................       133,272
  22,500   General Cable Corp. ............       240,750
                                              -----------
                                                  594,194
                                              -----------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           ELECTRONIC COMPONENTS &
             ACCESSORIES--0.4%
   8,200   Pioneer-Standard Electronics,
             Inc. .........................   $   100,451
                                              -----------
           ENERGY--0.3%
   2,900   Vectren Corp. ..................        65,946
                                              -----------
           ENGINEERING--0.2%
   2,300   URS Corp.* .....................        45,655
                                              -----------
           FINANCIAL SERVICES--4.9%
  12,100   Advanta Corp., Class A** .......       160,325
   2,700   AmeriCredit Corp.* .............        92,286
   9,400   Deluxe Corp. ...................       228,890
  11,100   Doral Financial Corp. ..........       317,044
   7,900   Heller Financial, Inc., Class A**      267,099
     700   LaBranche & Co., Inc.*/** ......        30,380
                                              -----------
                                                1,096,024
                                              -----------
           FOOD & AGRICULTURE--4.7%
  10,000   Dean Foods Co. .................       329,600
   2,100   Dole Food Co., Inc. ............        34,650
  13,400   Earthgrains Co. (The) ..........       257,280
  10,200   Great Atlantic & Pacific Tea Co.,
             Inc. (The) ...................        97,410
   1,800   Smithfield Foods, Inc.*/** .....        52,938
   3,400   Suiza Foods Corp.*/** ..........       166,498
   9,000   Tyson Foods, Inc., Class A .....       113,490
                                              -----------
                                                1,051,866
                                              -----------
           HEALTH CARE--1.2%
   4,300   Health Net Inc.* ...............        94,471
   2,000   Mid Atlantic Medical Services, Inc.     39,320
   3,500   PacifiCare Health Systems, Inc.*       136,937
                                              -----------
                                                  270,728
                                              -----------
           HOTELS & MOTELS--0.6%
  10,800   Prime Hospitality Corp.* .......       137,700
                                              -----------
           INSURANCE - FINANCIAL
             GUARANTEE--0.8%
   1,850   PMI Group, Inc. (The) ..........       103,618
   1,400   Radian Group Inc.** ............        86,590
                                              -----------
                                                  190,208
                                              -----------
           INSURANCE - HEALTH & LIFE--2.6%
   8,900   AmerUs Group Co.*/** ...........       260,325
   2,300   Delphi Financial Group, Inc.,
             Class A ......................        78,982
   6,100   Reinsurance Group of America, Inc.     235,765
                                              -----------
                                                  575,072
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           INSURANCE - PROPERTY &
             CASUALTY--3.4%
   3,700   American Financial Group, Inc. .   $    88,800
  10,000   Commerce Group, Inc. (The) .....       298,000
   6,100   Erie Indemnity Co., Class A ....       169,275
  22,600   Ohio Casualty Corp. ............       202,694
                                              -----------
                                                  758,769
                                              -----------
           INVESTMENT MANAGEMENT--0.9%
   4,400   Eaton Vance Corp. ..............       134,596
   2,200   Federated Investors, Inc.,
             Class B ......................        59,400
                                              -----------
                                                  193,996
                                              -----------
           LEISURE & ENTERTAINMENT--0.3%
   2,200   GTECH Holdings Corp.* ..........        59,378
                                              -----------
           MACHINERY--2.2%
  17,700   ArvinMeritor, Inc. .............       271,695
  14,500   JLG Industries, Inc. ...........       188,500
   1,400   Lear Corp.* ....................        44,884
                                              -----------
                                                  505,079
                                              -----------
           MANUFACTURING--5.5%
   2,800   Carlisle Companies, Inc. .......        96,600
   2,900   Flowserve Corp. ................        60,900
   5,900   Graco Inc. .....................       158,120
   7,100   Lincoln Electric Holdings, Inc.**      147,325
     800   Milacron Inc. ..................        15,888
  12,300   National Service Industries, Inc.      297,291
   4,100   Pentair, Inc. ..................       113,570
   2,100   Tecumseh Products Co., Class A .       106,575
   5,500   Teleflex Inc. ..................       236,225
                                              -----------
                                                1,232,494
                                              -----------
           MEDICAL INSTRUMENTS &
             SUPPLIES--2.6%
   1,900   Beckman Coulter, Inc. ..........        76,855
   2,200   CONMED Corp.* ..................        50,462
   5,600   Cooper Companies, Inc. (The) ...       229,040
   6,000   DENTSPLY International Inc. ....       225,750
                                              -----------
                                                  582,107
                                              -----------
           METAL FABRICATING--0.6%
   7,000   Quanex Corp. ...................       126,000
                                              -----------
           METALS--0.8%
   8,000   Century Aluminum Co. ...........       109,500
   3,600   Cleveland-Cliffs Inc. ..........        64,620
                                              -----------
                                                  174,120
                                              -----------
           OFFICE & BUSINESS EQUIPMENT--0.4%
   3,700   United Stationers Inc.* ........        92,731
                                              -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           OFFICE FURNITURE--0.7%
  11,800   Steelcase Inc., Class A ........   $   168,150
                                              -----------
           OIL & GAS EQUIPMENT &
             SERVICES--1.8%
   6,200   Offshore Logistics, Inc.* ......       151,900
   4,500   Questar Corp. ..................       123,300
   9,800   Tesoro Petroleum Corp.*/** .....       123,872
                                              -----------
                                                  399,072
                                              -----------
           OIL & GAS FIELD EXPLORATION--1.6%
     200   HS Resources, Inc.* ............         7,730
   2,000   Newfield Exploration Co.*/** ...        70,040
     500   Pioneer Natural Resources Co.* .         8,425
  14,100   Vintage Petroleum, Inc. ........       274,809
                                              -----------
                                                  361,004
                                              -----------
           PAPER & ALLIED PRODUCTS--1.0%
   4,800   Caraustar Industries, Inc. .....        43,200
   8,100   Schweitzer-Mauduit
             International, Inc. ..........       171,720
                                              -----------
                                                  214,920
                                              -----------
           PRINTING --1.0%
   4,000   Consolidated Graphics, Inc.* ...        54,080
   9,500   John H. Harland Co. ............       171,000
                                              -----------
                                                  225,080
                                              -----------
           RECREATIONAL PRODUCTS--0.7%
   2,000   Polaris Industries Inc. ........        93,600
   3,900   Winnebago Industries, Inc.** ...        66,300
                                              -----------
                                                  159,900
                                              -----------
           RESIDENTIAL CONSTRUCTION--7.0%
   1,900   Crossmann Communities, Inc.* ...        53,081
   9,000   Del Webb Corp.* ................       260,100
   9,500   D.R. Horton, Inc. ..............       216,600
   8,700   Hovnanian Enterprises, Inc.,
             Class A* .....................        94,569
   9,700   KB HOME ........................       271,115
   7,590   M.D.C. Holdings, Inc. ..........       271,343
   5,400   M/I Schottenstein Homes, Inc. ..       150,120
   6,700   Pulte Corp. ....................       230,145
   1,500   Standard Pacific Corp. .........        36,000
                                              -----------
                                                1,583,073
                                              -----------
           RESTAURANTS--1.2%
   5,900   Applebee's International, Inc. .       180,688
   1,500   Jack in the Box Inc.* ..........        44,730
   4,700   Landry's Seafood Restaurants, Inc.      55,037
                                              -----------
                                                  280,455
                                              -----------

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           RETAIL - SHOES--1.3%
  16,900   Brown Shoe Co., Inc. ...........   $   293,215
                                              -----------
           RETAIL - SPECIALTY--1.4%
  18,500   Blockbuster Inc., Class A ......       259,000
   4,700   Pier 1 Imports, Inc. ...........        61,100
                                              -----------
                                                  320,100
                                              -----------
           RETAIL - SPECIALTY APPAREL--0.7%
   3,700   Fossil, Inc.*/** ...............        64,750
   5,000   Wilsons, The Leather Experts,
             Inc.* ........................        87,813
                                              -----------
                                                  152,563
                                              -----------
           SAVINGS & LOAN ASSOCIATIONS--6.0%
  10,600   American Capital Strategies, Ltd.      266,656
   2,500   Astoria Financial Corp. ........       136,719
   1,200   Dime Bancorp, Inc. .............        35,880
   4,100   Dime Bancorp, Inc., Litigation
             Tracking Warrants* ...........         1,025
   6,000   Downey Financial Corp. .........       258,300
   8,100   Flagstar Bancorp, Inc. .........       183,769
   2,200   Golden State Bancorp Inc. ......        60,280
   3,900   Sky Financial Group, Inc. ......        67,519
  14,300   Sovereign Bancorp, Inc. ........       127,359
   5,200   Waypoint Financial Corp. .......        51,350
   5,300   Webster Financial Corp. ........       150,719
                                              -----------
                                                1,339,576
                                              -----------
           SCHOOLS--0.3%
   2,000   Strayer Education, Inc.** ......        59,625
                                              -----------
           SEMICONDUCTORS--0.1%
   2,100   Semitool, Inc.* ................        21,394
                                              -----------
           SERVICES - MANAGEMENT
             CONSULTING--0.6%
  11,100   Comdisco, Inc. .................       141,525
                                              -----------
           STEEL--1.2%
  27,200   AK Steel Holding Corp. .........       259,216
                                              -----------
           TOBACCO--1.3%
   7,600   Universal Corp. ................       286,976
                                              -----------
           TRANSPORTATION--2.9%
   7,000   Arkansas Best Corp.* ...........       117,250
   1,100   Landstar System, Inc.* .........        73,219
  10,100   Roadway Express, Inc.** ........       260,706
   3,000   Ryder System, Inc. .............        61,560
   7,400   Yellow Corp.* ..................       146,613
                                              -----------
                                                  659,348
                                              -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------------------------------
                                                  VALUE
 SHARES                                         (NOTE 1)
---------------------------------------------------------

           UTILITIES--8.3%
   6,100   Allete .........................   $   143,350
  10,200   Energen Corp. ..................       285,294
   4,000   MDU Resources Group, Inc. ......       113,200
     700   National Fuel Gas Co. ..........        36,260
   6,400   NICOR Inc. .....................       236,800
   7,200   NorthWestern Corp. .............       174,240
   6,300   ONEOK, Inc. ....................       276,885
   2,500   Peoples Energy Corp. ...........        97,875
  12,000   Public Service Co. of
             New Mexico** .................       308,160
   1,100   Southwestern Energy Co. ........        11,440
   7,700   UGI Corp. ......................       188,419
                                              -----------
                                                1,871,923
                                              -----------
           WHOLESALE - DISTRIBUTION--0.4%
     100   Daisytek International Corp.* ..           898
   1,100   Ingram Micro Inc., Class A* ....        15,180
   2,600   Tech Data Corp.* ...............        79,463
                                              -----------
                                                   95,541
                                              -----------
           WHOLESALE - DRUG DISTRIBUTION--0.4%
   1,800   AmeriSource Health Corp., Class A*      96,696
                                              -----------
           Total Common Stocks
             (Cost $19,669,782) ...........    21,869,848
                                              -----------

---------------------------------------------------------
PRINCIPAL                                        VALUE
AMOUNT (000's)                                 (NOTE 1)
---------------------------------------------------------

           REPURCHASE AGREEMENT--1.5%
  $  337   Bear, Stearns & Co. Inc.
             (Agreement dated 02/28/01 to be
             repurchased at $336,830)
             5.38%, 03/01/01
             (Cost $336,780) (Note 6) .....   $   336,780
                                              -----------
           Total Investments -- 98.8%
             (Cost $20,006,562) ...........    22,206,628
                                              -----------
           Other Assets in Excess of
             Liabilities -- 1.2% ..........       269,762
                                              -----------
           Net Assets -- 100.0% ...........   $22,476,390
                                              ===========

----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2001 (UNAUDITED)


                                                            MICRO CAP             GROWTH             MID CAP         SMALL CAP VALUE
                                                               FUND                FUND                FUND                FUND
                                                           ------------         -----------         -----------      ---------------
ASSETS
   Investments, at value (Cost - $96,902,809,
      $47,025,987, $36,714,371, $20,006,562,
      respectively) ................................       $ 99,393,678         $44,651,713         $36,639,647         $22,206,628
   Receivable for investments sold .................          5,474,388           2,196,334           1,849,896           1,198,162
   Cash collateral received for securities loaned
      (Note 5) .....................................          1,489,760           1,399,450             240,618             199,060
   Receivable for Fund shares sold .................             56,660               2,350              14,992             101,928
   Dividends and interest receivable ...............             23,804              21,048              48,597              41,314
   Receivable from investment adviser ..............                 --                  --               3,540                  --
   Prepaid expenses ................................              4,534                  --              19,140              10,776
                                                           ------------         -----------         -----------         -----------
      Total assets .................................        106,442,824          48,270,895          38,816,430          23,757,868
                                                           ------------         -----------         -----------         -----------
LIABILITIES
   Payable for investments purchased ...............          3,715,323           1,692,146           2,255,566           1,051,441
   Payable upon return of securities loaned (Note 5)          1,489,760           1,399,450             240,618             199,060
   Payable for Fund shares redeemed ................             15,595              18,701              64,292                  --
   Accrued expenses and other liabilities ..........            113,431             109,203              24,036              30,977
                                                           ------------         -----------         -----------         -----------
      Total liabilities ............................          5,334,109           3,219,500           2,584,512           1,281,478
                                                           ------------         -----------         -----------         -----------
NET ASSETS
   Capital stock, $0.001 par value .................              8,135               4,107               2,627               1,477
   Additional paid-in capital ......................        107,664,452          55,078,745          39,304,208          18,376,326
   Undistributed net investment income/(loss) ......           (394,236)           (241,769)             78,468              54,095
   Accumulated net realized gain/(loss) from
      investments ..................................         (8,660,505)         (7,415,414)         (3,078,661)          1,844,426
   Net unrealized appreciation/(depreciation) on
      investments ..................................          2,490,869          (2,374,274)            (74,724)          2,200,066
                                                           ------------         -----------         -----------         -----------
   Net assets applicable to shares outstanding .....       $101,108,715         $45,051,395         $36,231,918         $22,476,390
                                                           ============         ===========         ===========         ===========
Shares outstanding .................................          8,135,058           4,106,573           2,626,682           1,477,115
                                                           ------------         -----------         -----------         -----------
Net asset value, offering and redemption price
   per share .......................................             $12.43              $10.97              $13.79              $15.22
                                                                 ======              ======              ======              ======

    The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds


                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)


                                                      MICRO CAP           GROWTH              MID CAP         SMALL CAP VALUE
                                                        FUND               FUND                FUND                FUND
                                                     ------------       ------------        -----------       ---------------
INVESTMENT INCOME
   Dividends* .................................      $     71,521       $     61,921        $   223,232         $  138,786
   Interest ...................................            87,535             51,501             40,140             24,517
   Securities lending (Note 5) ................            40,612             20,385              6,532              2,768
                                                     ------------       ------------        -----------         ----------
                                                          199,668            133,807            269,904            166,071
                                                     ------------       ------------        -----------         ----------
EXPENSES
   Advisory fees ..............................           426,975            279,590            125,638             82,659
   Co-Administration fees .....................            99,627             55,945             47,534             41,646
   Administrative services fees ...............            85,395             45,818             30,105             12,440
   Transfer agent fees and expenses ...........            26,213             24,074             36,709             19,338
   Printing ...................................            33,433             18,777             20,109              2,623
   Federal and state registration fees ........            10,775             27,026             19,553              4,000
   Audit and legal fees .......................            18,802             17,136              8,628              1,741
   Custodian fees and expenses ................            17,079              9,164              6,021              3,175
   Directors' fees and expenses ...............             2,041              1,490                770                171
   Other ......................................             8,488              8,259              6,984              9,449
                                                     ------------       ------------        -----------         ----------
      Total expenses before waivers and
         reimbursements, if any ...............           728,828            487,279            302,051            177,242
      Less: waivers and reimbursements, if any           (134,924)          (111,703)          (110,662)           (65,325)
                                                     ------------       ------------        -----------         ----------
      Total expenses after waivers and
         reimbursements, if any ...............           593,904            375,576            191,389            111,917
                                                     ------------       ------------        -----------         ----------
   Net Investment Income/(Loss) ...............          (394,236)          (241,769)            78,515             54,154
                                                     ------------       ------------        -----------         ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
   Net realized gain/(loss) from investments ..        (7,880,949)        (7,168,299)        (2,571,927)         2,147,997
   Net change in unrealized appreciation on
      investments .............................       (21,053,139)       (18,267,501)        (3,335,312)           829,739
                                                     ------------       ------------        -----------         ----------
   Net realized and unrealized gain/(loss) on
      investments .............................       (28,934,088)       (25,435,800)        (5,907,239)         2,977,736
                                                     ------------       ------------        -----------         ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................      $(29,328,324)      $(25,677,569)       $(5,828,724)        $3,031,890
                                                     ============       ============        ===========         ==========

----------
* Net of foreign withholding taxes of $1,280, $400 and $249 for the Micro Cap Fund, Growth Fund and Small Cap Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                               MICRO CAP                                    GROWTH
                                                                 FUND                                        FUND
                                                    -------------------------------------    ------------------------------------
                                                         FOR THE             FOR THE             FOR THE             FOR THE
                                                    SIX MONTHS ENDED          FISCAL         SIX MONTHS ENDED         FISCAL
                                                    FEBRUARY 28, 2001       YEAR ENDED       FEBRUARY 28, 2001      YEAR ENDED
                                                       (UNAUDITED)        AUGUST 31, 2000       (UNAUDITED)       AUGUST 31, 2000
                                                    -----------------     ---------------    -----------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) ................       $   (394,236)       $   (629,445)       $   (241,769)       $   (419,767)
   Net realized gain/(loss) from investments and
      futures transactions, if any .............         (7,880,949)         29,688,869          (7,168,299)         22,719,797
   Net change in unrealized appreciation/
     (depreciation) on investments .............        (21,053,139)         20,300,544         (18,267,501)         11,738,071
                                                       ------------        ------------        ------------        ------------
   Net increase/(decrease) in net assets
      resulting from operations ................        (29,328,324)         49,359,968         (25,677,569)         34,038,101
                                                       ------------        ------------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income .......................                 --                  --                  --                  --
   Net realized capital gains ..................        (29,436,633)        (18,272,210)        (21,857,829)         (1,484,633)
                                                       ------------        ------------        ------------        ------------
   Total dividends and distributions
     to shareholders ...........................        (29,436,633)        (18,272,210)        (21,857,829)         (1,484,633)
                                                       ------------        ------------        ------------        ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .........         25,340,613          27,096,476          13,066,461         (15,408,959)
                                                       ------------        ------------        ------------        ------------
   Total increase/(decrease) in net assets .....        (33,424,344)         58,184,234         (34,468,937)         17,144,509

NET ASSETS
   Beginning of period .........................        134,533,059          76,348,825          79,520,332          62,375,823
                                                       ------------        ------------        ------------        ------------
   End of period+ ..............................       $101,108,715        $134,533,059        $ 45,051,395        $ 79,520,332
                                                       ============        ============        ============        ============



                                                                     MID CAP                            SMALL CAP VALUE
                                                                      FUND                                   FUND
                                                      -----------------------------------    ------------------------------------
                                                           FOR THE            FOR THE            FOR THE             FOR THE
                                                       SIX MONTHS ENDED        FISCAL        SIX MONTHS ENDED         FISCAL
                                                      FEBRUARY 28, 2001      YEAR ENDED      FEBRUARY 28, 2001      YEAR ENDED
                                                          (UNAUDITED)     AUGUST 31, 2000      (UNAUDITED)        AUGUST 31, 2000
                                                      ------------------  ---------------    -----------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) ................        $    78,515        $    174,985         $    54,154         $   149,898
   Net realized gain/(loss) from investments and
      futures transactions, if any .............         (2,571,927)          7,569,030           2,147,997            (194,892)
   Net change in unrealized appreciation/
     (depreciation) on investments .............         (3,335,312)          3,549,311             829,739           1,637,027
                                                        -----------        ------------         -----------         -----------
   Net increase/(decrease) in net assets
      resulting from operations ................         (5,828,724)         11,293,326           3,031,890           1,592,033
                                                        -----------        ------------         -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income .......................           (174,954)            (82,617)           (149,957)            (87,010)
   Net realized capital gains ..................         (7,016,674)         (5,452,700)                 --          (1,169,811)
                                                        -----------        ------------         -----------         -----------
   Total dividends and distributions
     to shareholders ...........................         (7,191,628)         (5,535,317)           (149,957)         (1,256,821)
                                                        -----------        ------------         -----------         -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .........          4,822,107         (10,483,627)          6,113,690           1,647,265
                                                        -----------        ------------         -----------         -----------
   Total increase/(decrease) in net assets .....         (8,198,245)         (4,725,618)          8,995,623           1,982,477

NET ASSETS
   Beginning of period .........................         44,430,163          49,155,781          13,480,767          11,498,290
                                                        -----------        ------------         -----------         -----------
   End of period+ ..............................        $36,231,918        $ 44,430,163         $22,476,390         $13,480,767
                                                        ===========        ============         ===========         ===========

-----------
+ Includes undistributed net investment income of $78,468 and $54,095 for the Mid Cap Fund and Small Cap Value Fund, respectively, for the six months ended February 28, 2001. For the fiscal year ended August 31, 2000, the Mid Cap Fund and Small Cap Value Fund had undistributed net investment income of $174,907 and $149,898, respectively.

The accompanying notes are an integral part of the financial statements.

                                    24 and 25

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                              n/i numeric investors
                                 family of funds

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                                                      MICRO CAP FUND
                                                 ----------------------------------------------------------------------------------
                                                      FOR THE                                                       FOR THE PERIOD
                                                 SIX MONTHS ENDED         FOR THE FISCAL YEARS ENDED AUGUST 31,      JUNE 3, 1996*
                                                 FEBRUARY 28, 2001   ----------------------------------------------     THROUGH
                                                    (UNAUDITED)        2000         1999      1998        1997      AUGUST 31, 1996
                                                 -----------------   --------     -------    -------    --------    ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........       $  20.99       $  18.03     $ 12.52    $ 18.47    $  11.67         $ 12.00
                                                      --------       --------     -------    -------    --------         -------
Net investment income/(loss) ..................          (0.05)         (0.10)      (0.18)     (0.07)      (0.01)           0.01
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any .....................................          (3.90)          7.39        6.72      (3.23)       6.82           (0.34)
                                                      --------       --------     -------    -------    --------         -------
Net increase/(decrease) in net assets
   resulting from operations ..................          (3.95)          7.29        6.54      (3.30)       6.81           (0.33)
                                                      --------       --------     -------    -------    --------         -------
Dividends and distributions to
   shareholders from:
Net investment income .........................             --             --          --         --       (0.01)             --
Net realized capital gains ....................          (4.61)         (4.33)      (1.03)     (2.65)         --              --
                                                      --------       --------     -------    -------    --------         -------
Total dividends and distributions to
    shareholders ..............................          (4.61)         (4.33)      (1.03)     (2.65)      (0.01)             --
                                                      --------       --------     -------    -------    --------         -------
Net asset value, end of period ................       $  12.43       $  20.99     $ 18.03    $ 12.52    $  18.47         $ 11.67
                                                      ========       ========     =======    =======    ========         =======
Total investment return(1) ....................         (22.04)%        54.42%      56.09%    (20.74)%     58.41%          (2.75)%
                                                      ========       ========     =======    =======    ========         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....       $101,109       $134,533     $76,349    $99,266    $142,119         $14,100
Ratio of expenses to average net assets(2) ....           1.04%(3)       1.00%       1.00%      1.00%       1.00%           1.00%(3)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any .           1.28%(3)       1.28%       1.26%      1.23%       1.45%           3.45%(3)
Ratio of net investment income/(loss) to
   average net assets(2) ......................          (0.69)%(3)     (0.55)%     (0.46)%    (0.41)%     (0.06)%          0.73%(3)
Portfolio turnover rate .......................         135.03%        297.08%     316.02%    408.70%     233.49%          42.92%



                                                 -----------------
                                                      FOR THE
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 28, 2001
                                                    (UNAUDITED)
                                                 -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........       $ 23.69
                                                      -------
Net investment income/(loss) ..................         (0.06)
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any .....................................         (6.14)
                                                      -------
Net increase/(decrease) in net assets
   resulting from operations ..................         (6.20)
                                                      -------
Dividends and distributions to
   shareholders from:
Net investment income .........................            --
Net realized capital gains ....................         (6.52)
                                                      -------
Total dividends and distributions to
    shareholders ..............................         (6.52)
                                                      -------
Net asset value, end of period ................       $ 10.97
                                                      =======
Total investment return(1) ....................        (33.48)%
                                                      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....       $45,051
Ratio of expenses to average net assets(2) ....          1.23%(3)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any .          1.60%(3)
Ratio of net investment income/(loss) to
   average net assets(2) ......................         (0.79)%(3)
Portfolio turnover rate .......................        142.20%


                                                                                          GROWTH FUND
                                                 ------------------------------------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                FOR THE FISCAL YEARS ENDED AUGUST 31,             JUNE 3, 1996*
                                                 --------------------------------------------------------            THROUGH
                                                  2000            1999            1998            1997          AUGUST 31, 1996
                                                 -------         -------         -------        --------        ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........  $ 14.89         $  9.75         $ 16.29        $  11.84             $ 12.00
                                                 -------         -------         -------        --------             -------
Net investment income/(loss) ..................    (0.12)          (0.18)          (0.07)          (0.04)               0.01
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any .....................................     9.29            5.33           (3.98)           4.50               (0.17)
                                                 -------         -------         -------        --------             -------
Net increase/(decrease) in net assets
   resulting from operations ..................     9.17            5.15           (4.05)           4.46               (0.16)
                                                 -------         -------         -------        --------             -------
Dividends and distributions to
   shareholders from:
Net investment income .........................       --              --              --           (0.01)                 --
Net realized capital gains ....................    (0.37)          (0.01)          (2.49)             --                  --
                                                 -------         -------         -------        --------             -------
Total dividends and distributions to
    shareholders ..............................    (0.37)          (0.01)          (2.49)          (0.01)                 --
                                                 -------         -------         -------        --------             -------
Net asset value, end of period ................  $ 23.69         $ 14.89         $  9.75        $  16.29             $ 11.84
                                                 =======         =======         =======        ========             =======
Total investment return(1) ....................    63.11%          52.80%         (29.03)%         37.69%              (1.33)%
                                                 =======         =======         =======        ========             =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....  $79,520         $62,376         $77,840        $117,724             $26,756
Ratio of expenses to average net assets(2) ....     1.00%           1.00%           1.00%           1.00%               1.00%(3)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any .     1.32%           1.30%           1.24%           1.40%               2.62%(3)
Ratio of net investment income/(loss) to
   average net assets(2) ......................    (0.59)%         (0.45)%         (0.50)%         (0.38)%              0.71%(3)
Portfolio turnover rate .......................   228.69%         309.60%         338.40%         266.25%              19.21%

-----------
*   Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Reflects waivers and expense reimbursements, if any.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

                                    26 and 27

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                     MID CAP FUND
                                                   -----------------------------------------------------------------------------
                                                      FOR THE
                                                  SIX MONTHS ENDED              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                  FEBRUARY 28, 2001    ---------------------------------------------------------
                                                     (UNAUDITED)        2000            1999             1998              1997
                                                  -----------------    -------        -------          --------          -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........        $ 19.22         $ 16.89        $ 13.30          $  17.16          $ 11.56
                                                       -------         -------        -------          --------          -------
Net investment income .........................           0.03            0.08           0.05              0.05             0.08
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any .....................................          (2.32)           4.25           4.97             (1.24)            5.58
                                                       -------         -------        -------          --------          -------
Net increase/(decrease) in net assets
   resulting from operations ..................          (2.29)           4.33           5.02             (1.19)            5.66
                                                       -------         -------        -------          --------          -------
Dividends and distributions to
  shareholders from:
Net investment income .........................          (0.08)          (0.03)         (0.06)            (0.06)           (0.06)
Net realized capital gains ....................          (3.06)          (1.97)         (1.37)            (2.61)              --
                                                       -------         -------        -------          --------          -------
Total dividends and distributions
  to shareholders .............................          (3.14)          (2.00)         (1.43)            (2.67)           (0.06)
                                                       -------         -------        -------          --------          -------
Net asset value, end of period ................        $ 13.79         $ 19.22        $ 16.89          $  13.30          $ 17.16
                                                       =======         =======        =======          ========          =======
Total investment return(1) ....................         (13.47)%         29.61%         41.61%            (8.97)%          49.11%
                                                       =======         =======        =======          ========          =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....        $36,232         $44,430        $49,156          $110,176          $52,491
Ratio of expenses to average net assets(2) ....           0.95%(3)        1.00%          1.00%             1.00%            1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any .           1.50%(3)        1.61%          1.33%             1.26%            1.81%
Ratio of net investment income to average
   net assets(2) ..............................           0.39%(3)        0.40%          0.31%             0.36%            0.79%
Portfolio turnover rate .......................         164.91%         378.17%        384.71%           341.73%          263.83%



                                                     MID CAP FUND                        SMALL CAP VALUE FUND
                                                 --------------------    ----------------------------------------------------------
                                                     FOR THE PERIOD          FOR THE                          FOR THE PERIOD
                                                       JUNE 3, 1996*    SIX MONTHS ENDED   FOR THE FISCAL   NOVEMBER 30, 1998*
                                                        THROUGH        FEBRUARY 28, 2001     YEAR ENDED         THROUGH
                                                    AUGUST 31, 1996       (UNAUDITED)      AUGUST 31, 2000  AUGUST 31, 1999
                                                    ---------------    -----------------   ---------------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........         $12.00             $ 12.91             $ 12.86          $ 12.00
                                                        ------             -------             -------          -------
Net investment income .........................           0.03                0.04                0.15             0.10
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any .....................................          (0.47)               2.41                1.32             0.76
                                                        ------             -------             -------          -------
Net increase/(decrease) in net assets
   resulting from operations ..................          (0.44)               2.45                1.47             0.86
                                                        ------             -------             -------          -------
Dividends and distributions to
  shareholders from:
Net investment income .........................             --               (0.14)              (0.10)              --
Net realized capital gains ....................             --                  --               (1.32)              --
                                                        ------             -------             -------          -------
Total dividends and distributions
  to shareholders .............................             --               (0.14)              (1.42)              --
                                                        ------             -------             -------          -------
Net asset value, end of period ................         $11.56             $ 15.22             $ 12.91          $ 12.86
                                                        ======             =======             =======          =======
Total investment return(1) ....................          (3.67)%             19.24%              13.94%            7.17%
                                                        ======             =======             =======          =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....         $3,813             $22,476             $13,481          $11,498
Ratio of expenses to average net assets(2) ....           1.00%(3)            1.35%(3)            1.00%            1.00%(3)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any .           8.98%(3)            2.14%(3)            2.34%            2.59%(3)
Ratio of net investment income to average
   net assets(2) ..............................           1.89%(3)            0.65%(3)            1.35%            1.15%(3)
Portfolio turnover rate .......................           5.25%             112.60%             256.28%          212.55%

-----------
*   Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Reflects waivers and expense reimbursements, if any.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

                                    28 and 29

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds


                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Micro Cap Fund ("Micro Cap Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund," collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
15.98 billion are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of RBB. The classes have been grouped into thirteen separate "families," eight of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors L.P(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

FINANCIAL FUTURES TRANSACTIONS -- Each Fund may invest in financial futures contracts for hedging purposes, including conversion of cash to equity. When entering into a futures contract, each Fund makes a deposit of an initial margin with its custodian in a segregated account in the name of the futures' broker. Subsequent payments to or from the broker, called variation margin, are made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable. When the contracts are closed, a gain or loss is realized equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts.

The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. None of the Funds had open futures contracts at February 28, 2001.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and distributions from net realized capital gains, if any will be declared and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and all excise taxes.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For U.S. federal income tax purposes, realized capital losses incurred after October 31, 1999, within the prior fiscal year ("post-October losses"), are deemed to arise on the first day of the current fiscal year (September 1, 2000). The Mid Cap Fund and Small Cap Value Fund, incurred and elected to defer such losses of $231,497 and $63,917, respectively.

At August 31, 2000, the Small Cap Value Fund had a capital loss carryforward of $197,384 which expires in 2008.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Effective January 1, 2001, Numeric is entitled to a performance-based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based on each Fund's performance during the last rolling 12-month period. Each Fund's net performance would be compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee.

Prior to January 1, 2001, Numeric was entitled to receive 0.75% of average daily net assets for the each of the Growth, Mid Cap and Small Cap Value Funds.

For the six months ended February 28, 2001, Numeric is entitled to receive 0.75% of Micro Cap Fund's average daily net assets, computed daily and payable monthly for its advisory services.

Effective January 1, 2001, Numeric has agreed to waive its advisory fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the Growth, Mid Cap and/or Small Cap Value Funds' total operating expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) exceeds a total operating expense ratio (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) of 0.50% of such Fund's average daily net assets. Also on such date, Numeric has agreed to limit the Micro Cap Fund's total operating expenses (including it's investment fee) to the extent that such expenses exceed 1.25% of average daily net assets. Prior to January 1, 2001, Numeric agreed to limit each Fund's total operating expenses to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets.

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


As necessary, these limitations were effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 2001, investment advisory fees, waivers and reimbursements of expenses were as follows:


                              TOTAL                             NET            EXPENSE
FUND                      ADVISORY FEES      WAIVERS      ADVISORY FEES     REIMBURSEMENT
----                      -------------      -------      -------------     -------------
Micro Cap Fund .....        $426,975        $(55,222)        $371,753              --
Growth Fund ........         279,590         (70,654)         208,936              --
Mid Cap Fund .......         125,638         (82,397)          43,241          $4,181
Small Cap Value Fund          82,659         (40,876)          41,783             622

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts, which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of The PNC Financial Services Group, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 28, 2001, PFPC, at its discretion, voluntarily agreed to waive a portion of its co-administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:


                               TOTAL PFPC           PFPC              NET PFPC
FUND                     CO-ADMINISTRATION FEES    WAIVERS      CO-ADMINISTRATION FEES
----                     ----------------------    -------      ----------------------
Micro Cap Fund .....            $71,162            $(5,693)            $65,469
Growth Fund ........             40,673             (1,732)             38,941
Mid Cap Fund .......             37,499                 --              37,499
Small Cap Value Fund             37,499             (9,375)             28,124

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Small Cap Value Fund. For the six months ended February 28, 2001, transfer agency fees and waivers were as follows:


                                 TOTAL                                  NET
                             TRANSFER AGENCY                      TRANSFER AGENCY
FUND                              FEES             WAIVERS              FEES
----                         ---------------       -------        ---------------
Micro Cap Fund .....            $26,213                 --             $26,213
Growth Fund ........             24,074                 --              24,074
Mid Cap Fund .......             36,709                 --              36,709
Small Cap Value Fund             19,338            $(4,500)             14,838

                               [GRAPHICS OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Effective January 2, 2001, PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors, Inc. received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the two-month period ended February 28, 2001, PFPC Distributors, Inc., at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During this period, administrative services fees were as follows:


                                 TOTAL
                             ADMINISTRATIVE                         NET ADMINISTRATIVE
FUND                          SERVICES FEES          WAIVERS            SERVICES FEES
----                         --------------         ---------       ------------------
Micro Cap Fund .....             $27,071            $(23,566)              $3,505
Growth Fund ........              12,625             (10,550)               2,075
Mid Cap Fund .......               9,309              (7,447)               1,862
Small Cap Value Fund               5,115              (4,092)               1,023

For the period September 1, 2000 through January 1, 2001, Provident Distributors, Inc. ("PDI") provided certain administrative services to each Fund. As compensation for such administrative services, PDI received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the four-month period ended January 1, 2001, PDI, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During this period, administrative services fees were as follows:


                                TOTAL PDI
                              ADMINISTRATIVE            PDI        NET PDI ADMINISTRATIVE
FUND                          SERVICES FEES          WAIVERS           SERVICES FEES
----                          --------------        ---------      ----------------------
Micro Cap Fund .....             $58,324            $(50,443)              $7,881
Growth Fund ........              33,193             (28,767)               4,426
Mid Cap Fund .......              20,796             (16,637)               4,159
Small Cap Value Fund               7,325              (5,860)               1,465

These fees were accrued daily and paid monthly.

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                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned at February 28, 2001 were $97,500,719, $47,717,700, $37,240,262, and $20,087,209 for the
Micro Cap Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) on investments are as follows:


                                    GROSS                  GROSS                 NET APPRECIATION/
FUND                            APPRECIATION            DEPRECIATION              (DEPRECIATION)
----                            ------------            ------------             -----------------
Micro Cap Fund .....             $12,117,010            $(10,224,051)              $1,892,959
Growth Fund ........               4,187,441              (7,253,428)              (3,065,987)
Mid Cap Fund .......               3,097,949              (3,698,564)                (600,615)
Small Cap Value Fund               2,471,696                (352,277)               2,119,419

For the six months ended February 28, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                              PURCHASES                SALES
----                            ------------            ------------
Micro Cap Fund .....            $153,053,477            $161,109,936
Growth Fund ........              85,198,661              93,845,615
Mid Cap Fund .......              65,076,969              67,202,535
Small Cap Value Fund              24,337,417              18,315,414

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2001, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:


                                                             MICRO CAP FUND
                                     ------------------------------------------------------------------
                                             FOR THE
                                          SIX MONTHS ENDED                           FOR THE
                                          FEBRUARY 28, 2001                     FISCAL YEAR ENDED
                                             (UNAUDITED)                         AUGUST 31, 2000
                                     -----------------------------        --------------------------
                                       SHARES            AMOUNT             SHARES            AMOUNT
                                      --------        -----------         ----------        -----------
Sales ......................           193,937         $2,820,396          2,541,464        $38,709,186
Repurchases ................          (460,472)        (6,532,676)        (1,712,324)       (29,456,421)
Reinvestments ..............         1,992,654         29,052,893          1,344,665         17,843,711
                                     ---------        -----------          ---------        -----------
Net increase ...............         1,726,119        $25,340,613          2,173,805        $27,096,476
                                     =========        ===========          =========        ===========

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                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                         GROWTH FUND
                                ------------------------------------------------------------------
                                          FOR THE
                                      SIX MONTHS ENDED                           FOR THE
                                     FEBRUARY 28, 2001                      FISCAL YEAR ENDED
                                       (UNAUDITED)                          AUGUST 31, 2000
                                ----------------------------         -----------------------------
                                  SHARES           AMOUNT              SHARES            AMOUNT
                                ---------       ------------         ----------       ------------
Sales .................            95,636       $  1,808,324            720,389       $ 12,798,921
Repurchases ...........          (790,027)       (10,322,252)        (1,655,639)       (29,678,147)
Reinvestments .........         1,444,471         21,580,389            101,679          1,470,267
                                ---------       ------------         ----------       ------------
Net increase/(decrease)           750,080       $ 13,066,461           (833,571)      $(15,408,959)
                                =========       ============         ==========       ============


                                                         MID CAP FUND
                                ------------------------------------------------------------------
                                          FOR THE
                                      SIX MONTHS ENDED                           FOR THE
                                     FEBRUARY 28, 2001                      FISCAL YEAR ENDED
                                       (UNAUDITED)                          AUGUST 31, 2000
                                ----------------------------         -----------------------------
                                  SHARES           AMOUNT              SHARES            AMOUNT
                                ---------       ------------         ----------       ------------
Sales .................           110,750        $ 1,752,008            640,434       $ 10,359,270
Repurchases ...........          (256,072)        (3,932,682)        (1,613,711)       (26,213,267)
Reinvestments .........           460,709          7,002,781            373,721          5,370,370
                                 ---------       -----------         ----------       ------------
Net increase/(decrease)           315,387        $ 4,822,107           (599,556)      $(10,483,627)
                                 ========        ===========         ==========       ============


                                                      SMALL CAP VALUE FUND
                                ------------------------------------------------------------------
                                          FOR THE
                                      SIX MONTHS ENDED                           FOR THE
                                     FEBRUARY 28, 2001                      FISCAL YEAR ENDED
                                       (UNAUDITED)                          AUGUST 31, 2000
                                ----------------------------         -----------------------------
                                  SHARES           AMOUNT              SHARES            AMOUNT
                                ---------       ------------         ----------       ------------
Sales .................           445,086         $6,323,394            132,220        $ 1,506,811
Repurchases ...........           (24,584)          (359,618)          (101,298)        (1,110,995)
Reinvestments .........            12,031            149,914            119,413          1,251,449
                                 ---------        ----------           --------        -----------
Net increase ..........           432,533         $6,113,690            150,335        $ 1,647,265
                                 ========         ==========           ========        ===========

There is a 1.00% redemption fee on shares redeemed which have been held for less than six months on each of the Funds. For the six months ended February 28, 2001, these fees amounted to $1,173, $13,259, $4,984 and $1,692 for the Micro Cap Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

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                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the related collateral received at February 28, 2001, were as follows:

                                 VALUE OF
FUND                         SECURITIES ON LOAN    VALUE OF COLLATERAL
----                         ------------------    -------------------
Micro Cap Fund .....            $11,621,435            $11,828,900
Growth Fund ........              4,399,591              4,461,934
Mid Cap Fund .......              1,504,743              1,530,085
Small Cap Value Fund              1,474,890              1,504,126

Any cash collateral received is reinvested into repurchase agreements, which in turn are collateralized by various U.S. Treasury securities.

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at February 28, 2001:


                                                         MICRO CAP FUND
                                  ------------------------------------------------------------
                                  PRINCIPAL AMOUNT                                   TOTAL
ISSUER                                 (000'S)           YIELD     MATURITY       MARKET VALUE
------                            ----------------       -----     --------       ------------
United States Treasury Bill .......    $1,998            4.892%    05/03/01        $1,980,957
United States Treasury Bill .......       985            4.991     04/26/01           977,406
                                                                                   ----------
                                                                                   $2,958,363
                                                                                   ==========

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                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)


                                                                           GROWTH FUND
                                     ---------------------------------------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT                                       MARKET           ACCRUED        TOTAL
ISSUER                                (000'S)      MATURITY       INTEREST RATE     VALUE          INTEREST     MARKET VALUE
------                               ---------     --------       -------------  ----------        ---------    ------------
United States Treasury Bond .......    $905        04/15/28            3.625%    $  928,892         $12,211      $  941,103
                                                                                 ==========         =======      ==========


                                                                          MID CAP FUND
                                     ---------------------------------------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT                                       MARKET           ACCRUED        TOTAL
ISSUER                                (000'S)      MATURITY       INTEREST RATE     VALUE          INTEREST     MARKET VALUE
------                               ---------     --------       -------------  ----------        ---------    ------------
United States Treasury Bond .......    $985        04/15/28            3.625%    $1,011,004         $13,291      $1,024,295
                                                                                 ==========         =======      ==========


                                                                      SMALL CAP VALUE FUND
                                     ---------------------------------------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT                                       MARKET           ACCRUED        TOTAL
ISSUER                                (000'S)      MATURITY       INTEREST RATE     VALUE          INTEREST     MARKET VALUE
------                               ---------     --------       -------------  ----------        ---------    ------------
United States Treasury Bond .......    $335        04/15/28            3.625%    $  343,844         $ 4,520      $  348,364
                                                                                 ==========         =======      ==========

                               [GRAPHICS OMITTED]

                              n/i numeric investors
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                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

      INVESTMENT ADVISER
           Numeric Investors L.P.(R)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           575 Lexington Avenue
           New York, NY 10022

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors,Inc.
           3200 Horizon Drive
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103

The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

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                                 Micro Cap Fund


                               [GRAPHICS OMITTED]

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                                   Growth Fund

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                                  Mid Cap Fund

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                              Small Cap Value Fund

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2001



                               [GRAPHICS OMITTED]

                              n/i numeric investors
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                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com